UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-7899
                                   811-7885

Name of Fund: Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds,
              Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
        SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/04

Date of reporting period: 07/01/04 - 09/30/04

Item 1 - Schedule of Investments

Schedule of Investments as of September 30, 2004
                                        Merrill Lynch Small Cap Index Fund, Inc.

                        Beneficial Interest     Mutual Funds                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
                        $  73,264,993           Master Small Cap Index Series                                         $ 107,695,218
------------------------------------------------------------------------------------------------------------------------------------
                                                Total Mutual Funds (Cost - $95,175,585) - 100.0%                        107,695,218
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $95,175,585) - 100.0%                                                                         107,695,218

Liabilities in Excess of Other Assets - (0.0%)                                                                               (6,518)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 107,688,700
                                                                                                                      =============

Schedule of Investments as of September 30, 2004   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.7%                             3,400  + 24/ 7 Real Media, Inc.                               $      12,852
                                                       10,535    ADVO Systems, Inc.                                         325,953
                                                       16,500  + aQuantive, Inc.                                            159,225
                                                       15,600    Catalina Marketing Corporation                             360,048
                                                          800  + Greenfield Online, Inc.                                     16,248
                                                          248    Grey Global Group Inc.                                     246,760
                                                        7,433  + R.H. Donnelley Corporation                                 366,893
                                                       16,400  + Valassis Communications, Inc.                              485,112
                                                       27,100  + ValueClick, Inc.                                           255,824
                                                        7,800  + Ventiv Health, Inc.                                        132,210
                                                                                                                      -------------
                                                                                                                          2,361,125
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.5%                                        6,434    Curtiss-Wright Corporation                                 368,218
                                                        2,400  + Ducommun Incorporated                                       53,640
                                                        6,426    HEICO Corporation (Class A)                                113,611
                                                        1,700  + MTC Technologies, Inc.                                      46,971
                                                        9,209  + Moog Inc. (Class A)                                        334,287
                                                       16,335  + Orbital Sciences Corporation                               186,546
                                                       12,334  + Teledyne Technologies Incorporated                         308,843
                                                        5,000    United Industrial Corporation                              164,450
                                                                                                                      -------------
                                                                                                                          1,576,566
-----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                  1,200    Alico, Inc.                                                 51,120
                                                       13,978    Delta and Pine Land Company                                373,912
                                                                                                                      -------------
                                                                                                                            425,032
-----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.8%                                   12,168  + AAR Corp.                                                  151,491
                                                       27,620  + AirTran Holdings, Inc.(a)                                  275,095
                                                        8,899  + Alaska Air Group, Inc.                                     220,517
                                                       11,600  + America West Holdings Corporation (Class B)(a)              62,640
                                                        7,800  + Aviall, Inc.                                               159,120
                                                       24,600  + Continental Airlines, Inc. (Class B)(a)                    209,592
                                                       39,600  + Delta Air Lines, Inc.(a)                                   130,284
                                                       13,395  + EGL, Inc.                                                  405,333
                                                        9,600  + ExpressJet Holdings, Inc.                                   96,096
                                                       15,023  + FLYi Inc.                                                   58,740
                                                       12,355  + Frontier Airlines, Inc.                                     94,886
                                                       10,556  + Mesa Air Group, Inc.                                        53,836
                                                       22,400  + Northwest Airlines Corporation(a)                          183,904
                                                        7,785  + Offshore Logistics, Inc.                                   267,960
                                                        4,400  + Pinnacle Airlines Corp.                                     44,440
                                                       21,300    SkyWest, Inc.                                              320,565
                                                                                                                      -------------
                                                                                                                          2,734,499

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.1%                                         5,502  + Century Aluminum Company                             $     152,570
                                                        6,300  + IMCO Recycling Inc.                                         71,820
                                                                                                                      -------------
                                                                                                                            224,390
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts:After Market - 0.2%                          1,843  + Aftermarket Technology Corp.                                23,185
                                                        5,000  + Keystone Automotive Industries, Inc.                       110,000
                                                        3,200  + Sports Resorts International, Inc.                          11,744
                                                        3,300    Standard Motor Products, Inc.                               49,863
                                                        7,399    Superior Industries International, Inc.                    221,600
                                                        6,600  + TBC Corporation                                            147,444
                                                                                                                      -------------
                                                                                                                            563,836
-----------------------------------------------------------------------------------------------------------------------------------
Auto Parts:Original Equipment - 0.4%                   21,800    ArvinMeritor, Inc.                                         408,750
                                                       12,678  + Collins & Aikman Corporation                                52,994
                                                       15,100  + Hayes Lemmerz International, Inc.                          153,416
                                                        3,300    Noble International, Ltd.                                   60,291
                                                        2,273    Sauer-Danfoss, Inc.                                         38,823
                                                        3,787  + Stoneridge, Inc.                                            53,397
                                                          800  + Strattec Security Corporation                               49,808
                                                       13,900  + Tenneco Automotive Inc.                                    182,090
                                                       17,771  + Tower Automotive, Inc.(a)                                   37,141
                                                       43,900    Visteon Corporation                                        350,761
                                                                                                                      -------------
                                                                                                                          1,387,471
-----------------------------------------------------------------------------------------------------------------------------------
Auto Trucks & Parts - 0.2%                              2,600  + A.S.V., Inc.                                                97,318
                                                        1,450  + Commercial Vehicle Group, Inc.                              22,968
                                                        8,194    Modine Manufacturing Co.                                   246,721
                                                        9,545  + Wabash National Corporation                                262,201
                                                                                                                      -------------
                                                                                                                            629,208
-----------------------------------------------------------------------------------------------------------------------------------
Banks - New York City - 0.0%                              500  + Signature Bank                                              13,375
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Outside New York City - 8.2%                    3,940    1st Source Corporation                                     101,022
                                                        3,100    ABC Bancorp                                                 62,527
                                                        8,318    AMCORE Financial, Inc.                                     236,065
                                                        3,621    Alabama National BanCorporation                            216,789
                                                        5,450  + AmericanWest Bancorporation                                102,787
                                                        2,726    Arrow Financial Corporation                                 81,847
                                                        1,045    BancFirst Corporation                                       67,005
                                                       24,500    BancorpSouth, Inc.                                         563,255
                                                        1,200    BancTrust Financial Group, Inc.                             22,284
                                                        4,300  + The Bankcorp Bank                                           87,505
                                                        4,086    Bank of Granite Corp.                                       79,309
                                                        3,000    Bank of the Ozarks, Inc.                                    89,190

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Outside New York City (continued)               3,313    Banner Corporation                                   $      97,402
                                                       10,993    Boston Private Financial Holdings, Inc.                    274,385
                                                        2,300    Bryn Mawr Bank Corporation                                  46,184
                                                       12,128    CVB Financial Corp.                                        269,484
                                                        1,600    Camden National Corporation                                 55,216
                                                        2,577    Capital City Bank Group, Inc.                               99,756
                                                        1,700    Capital Corp of the West                                    73,100
                                                          600  + Capital Crossing Bank                                       15,264
                                                        2,300    Capitol Bancorp Ltd.                                        67,482
                                                        5,500    Cascade Bancorp                                            105,435
                                                       14,444    Cathay Bancorp, Inc.                                       537,172
                                                        3,200    Center Financial Corporation                                60,864
                                                        2,886  + Central Coast Bancorp                                       58,874
                                                        9,949    Central Pacific Financial Corp.                            273,785
                                                        2,200    Century Bancorp, Inc. (Class A)                             69,850
                                                        7,951    Chemical Financial Corporation                             290,371
                                                       15,283    Chittenden Corporation                                     416,448
                                                       15,500    Citizens Banking Corporation                               504,835
                                                        6,593    City Holding Company                                       216,844
                                                        2,299    CityBank                                                    79,384
                                                        1,800    Clifton Savings Bancorp, Inc.                               20,988
                                                        4,126    CoBiz Inc.                                                  68,203
                                                        1,900    Columbia Bancorp                                            55,366
                                                        6,541    Columbia Banking System, Inc.                              155,610
                                                        8,300    Community Bank System, Inc.                                208,579
                                                        3,177    Community Banks, Inc.                                       92,101
                                                       13,240    Community First Bankshares, Inc.                           424,474
                                                        3,567    Community Trust Bancorp, Inc.                              110,862
                                                        5,152    Corus Bankshares, Inc.                                     222,206
                                                       18,396    East West Bancorp, Inc.                                    617,922
                                                        1,300  + Eurobancshares, Inc.                                        24,167
                                                        1,900    FNB Corporation                                             50,274
                                                        1,885    Farmers Capital Bank Corporation                            63,129
                                                        1,700    Financial Institutions, Inc.                                38,097
                                                        2,024    First Bancorp                                               68,249
                                                        4,014    First Busey Corporation                                     76,708
                                                        9,523    First Charter Corporation                                  230,171
                                                        2,047    First Citizens BancShares, Inc. (Class A)                  241,546

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Outside New York City (continued)              21,440    First Commonwealth Financial Corporation             $     291,798
                                                        4,400    First Community Bancorp                                    180,400
                                                        2,894    First Community Bancshares, Inc.                            95,068
                                                       10,087    First Financial Bancorp                                    172,286
                                                        4,165    First Financial Bankshares, Inc.                           167,266
                                                        4,444    First Financial Corporation                                139,630
                                                        5,546    First Merchants Corporation                                136,714
                                                       16,900    First Midwest Bancorp, Inc.                                584,064
                                                        1,150    First Oak Brook Bancshares, Inc.                            35,466
                                                          600    The First of Long Island Corporation                        25,206
                                                        3,600    First State Bancorporation                                 113,508
                                                       11,800    Firstbank Corp.                                            569,940
                                                        5,500  + Franklin Bank Corporation                                   93,775
                                                        4,741    Frontier Financial Corporation                             167,357
                                                        1,000    GB&T Bancshares, Inc.                                       22,060
                                                        2,035    German American Bancorp                                     34,269
                                                        7,075    Glacier Bancorp, Inc.                                      206,307
                                                       16,222    Gold Banc Corporation                                      218,835
                                                       18,800    Greater Bay Bancorp                                        540,500
                                                        9,054    Hancock Holding Company                                    287,827
                                                        4,152    Hanmi Financial Corporation                                125,390
                                                        8,660    Harleysville National Corporation                          212,266
                                                        3,000    Heartland Financial USA, Inc.                               55,350
                                                        4,845    Independent Bank Corp. (Massachusetts)                     149,759
                                                        7,281    Independent Bank Corporation (Michigan)                    196,587
                                                        5,074    Integra Bank Corporation                                   110,106
                                                        3,400    Interchange Financial Services Corporation                  81,498
                                                        5,848    Irwin Financial Corporation                                150,995
                                                        3,998    Lakeland Bancorp, Inc.                                      65,727
                                                        1,700    Lakeland Financial Corporation                              57,630
                                                        5,950    MB Financial, Inc.                                         235,858
                                                        3,477    MBT Financial Corp.                                         68,254
                                                        2,677    Macatawa Bank Corporation                                   75,090
                                                        4,256    Main Street Banks, Inc.                                    130,234
                                                        3,016    MainSource Financial Group, Inc.                            61,828
                                                        2,380    Mercantile Bank Corporation                                 82,919
                                                            1    Mercantile Bankshares Corporation                               48
                                                        7,950    Mid-State Bancshares                                       204,554

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Outside New York City (continued)               3,580    Midwest Banc Holdings, Inc.                          $      68,808
                                                        2,129    NBC Capital Corporation                                     54,545
                                                       10,913    NBT Bancorp Inc.                                           255,692
                                                        8,200    Nara Bancorp, Inc.                                         165,230
                                                        7,330    National Penn Bancshares, Inc.                             234,340
                                                        1,831    Oak Hill Financial, Inc.                                    63,682
                                                       21,900    Old National Bancorp                                       543,996
                                                        4,376    Old Second Bancorp, Inc.                                   122,397
                                                        2,541    Omega Financial Corporation                                 87,919
                                                        5,653    Oriental Financial Group Inc.                              152,970
                                                       15,062    Pacific Capital Bancorp                                    445,534
                                                        4,300    Park National Corporation                                  547,089
                                                        2,398    Peapack-Gladstone Financial Corporation                     72,779
                                                        1,761    PennRock Financial Services Corp.                           48,885
                                                        4,910    Peoples Bancorp Inc.                                       129,231
                                                        2,432    The Peoples Holding Company                                 79,162
                                                        7,700  + Piper Jaffray Companies, Inc.                              304,843
                                                          950  + Placer Sierra Bancshares                                    19,950
                                                        6,696    PrivateBancorp, Inc.                                       180,524
                                                        5,200    Prosperity Bancshares, Inc.                                138,944
                                                       12,024    Provident Bancshares Corporation                           403,405
                                                       10,311    R & G Financial Corporation (Class B)                      398,520
                                                       21,190    Republic Bancorp Inc.                                      326,326
                                                        2,684    Republic Bancorp, Inc. (Class A)                            62,269
                                                        7,101    Riggs National Corporation                                 157,642
                                                        1,416    Royal Bancshares of Pennsylvania, Inc.                      34,366
                                                        2,330    SCBT Financial Corporation                                  68,735
                                                        7,863    S&T Bancorp, Inc.                                          280,788
                                                        2,800    S.Y. Bancorp, Inc.                                          63,196
                                                        4,814    Sandy Spring Bancorp, Inc.                                 157,418
                                                        1,603    Santander BanCorp                                           40,075
                                                        3,858    Seacoast Banking Corporation of Florida                     82,407
                                                          700    Security Bank Corporation                                   24,500
                                                       11,700  + Silicon Valley Bancshares                                  434,889
                                                        4,400    Simmons First National Corporation (Class A)               112,552
                                                          900    Smithtown Bancorp, Inc.                                     22,518
                                                        2,000    Southern Community Financial Corporation                    22,260
                                                        3,134    Southside Bancshares, Inc.                                  63,813

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Banks - Outside New York City (concluded)               5,400    Southwest Bancorp, Inc.                              $     119,070
                                                       25,104    Southwest Bancorporation of Texas, Inc.                    505,595
                                                        2,168    State Bancorp, Inc.                                         49,105
                                                        1,800    State Financial Services Corporation                        49,392
                                                       16,576    Sterling Bancshares, Inc.                                  222,947
                                                        7,162  + Sterling Financial Corporation                             192,228
                                                        3,600    Suffolk Bancorp                                            108,612
                                                        3,688  + Sun Bancorp, Inc. (New Jersey)                              80,878
                                                       15,216    Susquehanna Bancshares, Inc.                               374,314
                                                          200    Taylor Capital Group, Inc.                                   4,800
                                                        8,261  + Texas Capital Bancshares, Inc.                             149,937
                                                       14,676    Texas Regional Bancshares, Inc. (Class A)                  456,277
                                                        2,620    Tompkins Trustco, Inc.                                     121,280
                                                        3,700    TriCo Bancshares                                            77,404
                                                       24,661    TrustCo Bank Corp NY                                       316,154
                                                       14,527    Trustmark Corporation                                      451,499
                                                        4,976    UMB Financial Corporation                                  237,206
                                                        3,830    U.S.B. Holding Co., Inc.                                    96,833
                                                       18,450    Umpqua Holdings Corporation                                416,232
                                                        2,400    Union Bankshares Corporation                                74,784
                                                       13,400    United Bankshares, Inc.                                    464,310
                                                        9,000    United Community Banks, Inc.                               218,430
                                                        1,900    Univest Corporation of Pennsylvania                         77,425
                                                        7,219    Unizan Financial Corp.                                     199,317
                                                        3,750  + Virginia Commerce Bancorp, Inc.(a)                         101,250
                                                        2,300    Virginia Financial Group, Inc.                              74,750
                                                        4,400    Washington Trust Bancorp, Inc.                             115,060
                                                        6,363    WesBanco, Inc.                                             185,036
                                                        3,990    West Bancorporation                                         66,793
                                                        4,700    West Coast Bancorp                                          97,901
                                                       11,483    Westamerica Bancorporation                                 630,302
                                                        2,120  + Western Sierra Bancorp                                      70,575
                                                        3,600  + Wilshire Bancorp, Inc.                                     108,648
                                                        7,700    Wintrust Financial Corporation                             441,056
                                                        4,200    Yardville National Bancorp                                 122,220
                                                                                                                      -------------
                                                                                                                         27,786,560
-----------------------------------------------------------------------------------------------------------------------------------
Beverage:Brewers (Wineries) - 0.1%                      2,500  + The Boston Beer Company, Inc. (Class A)                     63,000
                                                        4,242  + The Robert Mondavi Corporation (Class A)                   166,159
                                                                                                                      -------------
                                                                                                                            229,159

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Beverage:Soft Drinks - 0.1%                               987    Coca-Cola Bottling Co. Consolidated                  $      53,318
                                                        1,710    Farmer Brothers Co.                                         45,708
                                                        3,000  + Hansen Natural Corporation                                  71,820
                                                        2,390    National Beverage Corp.                                     19,311
                                                        3,900  + Peets Coffee & Tea Inc.                                     91,221
                                                                                                                      -------------
                                                                                                                            281,378
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production - 2.5%             18,019  + ARIAD Pharmaceuticals, Inc.                                120,547
                                                       24,600  + AVANT Immunotherapeutics, Inc.                              42,066
                                                       28,500  + Abgenix, Inc.                                              281,010
                                                        8,285  + Accelry's Inc                                               54,018
                                                        5,600  + Aksys, Ltd.(a)                                              26,600
                                                        9,787  + Albany Molecular Research, Inc.                             93,955
                                                        7,280  + Alexion Pharmaceuticals, Inc.                              131,040
                                                       10,713  + Antigenics Inc.(a)                                          64,599
                                                       24,200  + Applera Corporation - Celera Genomics Group                282,898
                                                        5,800  + Array BioPharma Inc.                                        40,542
                                                        8,320  + ArthroCare Corporation                                     243,693
                                                       20,300  + Axonyx Inc.                                                113,680
                                                          900  + Barrier Therapeutics Inc.                                   10,944
                                                        4,200  + Bioenvision, Inc.                                           33,558
                                                        3,400  + CancerVax Corporation                                       27,540
                                                       14,824  + Cell Genesys, Inc.                                         132,971
                                                       16,731  + Cell Therapeutics, Inc.                                    114,775
                                                        7,700  + Ciphergen Biosystems, Inc.                                  30,030
                                                       18,557  + Corixa Corporation                                          77,197
                                                       14,967  + Cubist Pharmaceuticals, Inc.                               147,874
                                                       13,600  + CuraGen Corporation                                         74,800
                                                        9,700  + Curis, Inc.                                                 43,165
                                                        8,300  + Cypress Bioscience, Inc.                                    96,529
                                                        1,300  + Cytokinetics, Incorporated                                  17,290
                                                        5,500  + DOV Pharmaceutical, Inc.                                    94,270
                                                       15,900  + deCODE GENETICS, INC.(a)                                   119,727
                                                        4,424  + Digene Corporation                                         114,847
                                                       14,700  + Discovery Laboratories, Inc.                                98,490
                                                        7,878  + Diversa Corporation                                         65,781
                                                       10,800  + Dyax Corp.                                                  82,512
                                                       17,496  + Encysive Pharmaceuticals Inc.                              157,989
                                                       15,100  + Enzon, Inc.                                                240,845

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production (continued)        19,518  + Exelixis, Inc.                                       $     157,315
                                                        1,900  + Genencor International Inc.                                 30,495
                                                       29,957  + Genta Incorporated                                          80,584
                                                       16,129  + Geron Corporation(a)                                        96,613
                                                       46,100  + Human Genome Sciences, Inc.                                502,951
                                                       14,209  + Immunomedics, Inc.                                          36,943
                                                       22,924  + Incyte Genomics, Inc.                                      220,758
                                                       11,200  + Inkine Pharmaceutical Company, Inc.                         56,784
                                                        7,100  + Integra LifeSciences Holdings                              227,981
                                                        9,514  + InterMune Inc.                                             112,170
                                                        9,300  + Isolagen Inc.                                               87,885
                                                        4,100  + Kensey Nash Corporation                                    107,379
                                                        5,600  + Keryx Biopharmaceuticals, Inc.                              62,664
                                                        5,700  + Kosan Biosciences, Inc.                                     32,832
                                                       18,605  + Lexicon Genetics Incorporated                              122,607
                                                        1,750  + Mannkind Corporation                                        35,070
                                                          300  + Marshall Edwards Inc.                                        2,663
                                                       11,400  + Maxim Pharmaceuticals, Inc.(a)                              30,438
                                                        7,301  + Maxygen Inc.                                                72,207
                                                        2,300  + Myogen, Inc.                                                18,630
                                                        9,400  + Myriad Genetics, Inc.                                      160,740
                                                       12,923  + NPS Pharmaceuticals, Inc.                                  281,463
                                                       19,054  + Nabi Biopharmaceuticals                                    254,943
                                                       14,400  + Nanogen, Inc.(a)                                            55,152
                                                        5,600  + Neurogen Corporation                                        36,176
                                                        7,900  + Northfield Laboratories Inc.(a)                            105,623
                                                       11,200  + Nuvelo, Inc.                                               110,656
                                                       16,200  + Oscient Pharmaceutical Corporation                          57,510
                                                       13,000  + Palatin Technologies, Inc.                                  37,830
                                                       40,555  + Peregrine Pharmaceuticals, Inc.(a)                          64,482
                                                       24,200  + Pharmos Corporation(a)                                      68,002
                                                        3,900  + Progenics Pharmaceuticals, Inc.                             57,135
                                                        7,700  + Regeneration Technologies, Inc.                             61,754
                                                        4,470  + Rigel Pharmaceuticals, Inc.                                113,091
                                                        7,800  + Seattle Genetics, Inc.                                      51,246
                                                        9,872  + Serologicals Corporation                                   230,314
                                                        8,245  + Tanox, Inc.                                                139,093
                                                       15,932  + Telik, Inc.                                                355,284

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research & Production (concluded)         4,800  + Third Wave Technologies                              $      33,024
                                                       10,940  + Transkaryotic Therapies, Inc.                              193,966
                                                        5,638  + Trimeris, Inc.                                              84,852
                                                       17,806  + Vicuron Pharmaceuticals Inc.                               261,392
                                                       23,100  + Vion Pharmaceuticals, Inc.                                  95,172
                                                        5,000  + Zymogentics, Inc.                                           87,200
                                                                                                                      -------------
                                                                                                                          8,366,851
-----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                               2,600    Ameron International Corporation                            85,540
                                                        5,100    Building Materials Holding Corporation                     140,352
                                                        6,512    LSI industries Inc.                                         67,985
                                                        7,468  + NCI Building Systems, Inc.                                 238,229
                                                        5,466    Simpson Manufacturing Co., Inc.                            345,451
                                                        7,845    Texas Industries, Inc.                                     403,547
                                                        3,409  + Trex Company, Inc.                                         150,951
                                                        6,165    Watsco, Inc.                                               185,135
                                                                                                                      -------------
                                                                                                                          1,617,190
-----------------------------------------------------------------------------------------------------------------------------------
Building:Air Conditioning - 0.2%                       14,635    Lennox International Inc.                                  218,647
                                                       14,638    York International Corporation                             462,414
                                                                                                                      -------------
                                                                                                                            681,061
-----------------------------------------------------------------------------------------------------------------------------------
Building:Cement - 0.1%                                  6,278    Eagle Materials Inc.                                       447,621
                                                        3,200  + U.S. Concrete, Inc.                                         19,776
                                                                                                                      -------------
                                                                                                                            467,397
-----------------------------------------------------------------------------------------------------------------------------------
Building:Heating & Plumbing - 0.1%                      1,800  + Aaon, Inc.                                                  31,320
                                                       24,950  + Jacuzzi Brands, Inc.                                       232,035
                                                                                                                      -------------
                                                                                                                            263,355
-----------------------------------------------------------------------------------------------------------------------------------
Building:Miscellaneous - 0.1%                           9,300  + Comfort Systems USA, Inc.                                   61,380
                                                        3,300  + Drew Industries Incorporated                               118,305
                                                        8,447  + Griffon Corporation                                        178,232
                                                                                                                      -------------
                                                                                                                            357,917
-----------------------------------------------------------------------------------------------------------------------------------
Building:Roofing & Wallboard - 0.1%                     8,251    ElkCorp                                                    229,048
                                                       12,800  + USG Corporation                                            233,344
                                                                                                                      -------------
                                                                                                                            462,392
-----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.2%                       89,300  + Charter Communications, Inc. (Class A)(a)                  237,538
                                                        5,898  + Crown Media Holdings, Inc. (Class A)                        49,248
                                                       17,500  + Insight Communications Company, Inc.                       154,000
                                                       17,994  + TiVo Inc.(a)                                               119,120
                                                                                                                      -------------
                                                                                                                            559,906

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.8%                               4,600    Ameristar Casinos, Inc.                              $     139,150
                                                        7,825  + Argosy Gaming Company                                      306,740
                                                       12,391  + Aztar Corporation                                          328,361
                                                       10,715    Boyd Gaming Corporation                                    301,627
                                                        1,632    Churchill Downs Incorporated                                63,893
                                                        3,178    Dover Downs Gaming & Entertainment, Inc.                    32,702
                                                        1,400  + Empire Resorts, Inc.(a)                                     10,332
                                                        6,175  + Isle of Capri Casinos, Inc.                                119,610
                                                        7,500  + Lakes Gaming Inc.                                           78,600
                                                        9,000  + MTR Gaming Group, Inc.                                      83,880
                                                       17,300  + Magna Entertainment Corp. (Class A)                         94,285
                                                        9,000  + Multimedia Games, Inc.                                     139,500
                                                          800  + Nevada Gold & Casinos, Inc.                                  9,616
                                                       11,764  + Pinnacle Entertainment, Inc.                               162,343
                                                       18,400  + Scientific Games Corporation                               351,440
                                                        8,700  + Shuffle Master, Inc.(a)                                    325,902
                                                        6,412  + WMS Industries Inc.                                        164,724
                                                                                                                      -------------
                                                                                                                          2,712,705
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.2%                                       12,206    A. Schulman, Inc.                                          269,020
                                                        6,750    Aceto Corporation                                           97,200
                                                       18,800    Airgas, Inc.                                               452,516
                                                       11,000    Albemarle Corp.                                            385,990
                                                        1,200    American Vanguard Corporation                               42,888
                                                        6,456    Arch Chemicals, Inc.                                       184,319
                                                        9,400  + Cabot Microelectronics Corporation                         340,750
                                                       11,201    Calgon Carbon Corporation                                   80,871
                                                        7,385    Cambrex Corporation                                        162,101
                                                       37,960    Crompton Corporation                                       360,240
                                                       13,800    Cytec Industries Inc.                                      675,510
                                                        5,464  + Energy Conversion Devices, Inc.                             72,453
                                                        9,700  + Exide Technologies                                         153,745
                                                       12,100  + FMC Corporation                                            587,697
                                                        9,937    Georgia Gulf Corporation                                   443,091
                                                       15,800    Great Lakes Chemical Corporation                           404,480
                                                       36,100  + Hercules Incorporated                                      514,425
                                                        8,967    MacDermid, Inc.                                            259,684
                                                        3,641  + Medis Technologies Ltd.(a)                                  40,925
                                                       22,340  + Millennium Chemicals Inc.                                  473,831

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals (concluded)                                   2,634    NL Industries, Inc.                                  $      48,229
                                                        4,400  + NewMarket Corporation                                       91,872
                                                          900  + NuCo2 Inc.                                                  17,523
                                                       10,200  + OM Group, Inc.                                             372,912
                                                        3,900    Octel Corp.                                                 82,836
                                                       10,595  + Omnova Solutions Inc.                                       63,888
                                                       30,667  + PolyOne Corporation                                        230,616
                                                        2,700    Quaker Chemical Corporation                                 65,205
                                                        1,755    Stepan Company                                              41,751
                                                        3,600  + Ultralife Batteries, Inc.                                   36,612
                                                       15,300  + Valence Technology, Inc.(a)                                 50,031
                                                       26,100  + W.R. Grace & Co.                                           246,645
                                                        1,650  + Westlake Chemical Corporation                               36,795
                                                                                                                      -------------
                                                                                                                          7,386,651
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.4%                 11,158  + Arbitron Inc.                                              408,494
                                                      124,900  + CMGI Inc.                                                  151,129
                                                        8,561  + infoUSA Inc.                                                76,279
                                                        5,700  + LECG Corporation                                            96,387
                                                       31,600  + LookSmart, Ltd.                                             46,452
                                                        1,600  + MarketWatch, Inc.                                           19,984
                                                        3,100  + Neoforma, Inc.(a)                                           28,861
                                                        7,974  + ProQuest Company                                           204,932
                                                        6,053  + SOURCECORP, Incorporated                                   134,013
                                                                                                                      -------------
                                                                                                                          1,166,531
-----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.0%                          12,800  + Entravision Communications Corporation (Class A)            97,408
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.0%                       13,800  + Airspan Networks Inc.                                       74,934
                                                        7,522  + Anaren Microwave, Inc.                                     101,246
                                                        9,972    Anixter International Inc.                                 349,917
                                                       13,500  + Aspect Communications Corporation                          134,055
                                                        1,400  + Atheros Communications                                      14,280
                                                       19,278  + Avanex Corporation(a)                                       39,327
                                                        3,159    Bel Fuse Inc.                                              104,500
                                                        5,388    Black Box Corporation                                      199,087
                                                       83,400  + Brocade Communications Systems, Inc.                       471,210
                                                       19,800  + CSG Systems International, Inc.                            305,118
                                                        7,200  + Captaris Inc.                                               30,672
                                                        8,100  + Carrier Access Corporation                                  56,295
                                                        1,672  + Catapult Communications Corporation                         31,500

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology (continued)                  18,788  + CommScope, Inc.                                      $     405,821
                                                        5,950  + Comtech Telecommunications Corp.                           161,245
                                                      129,500  + Corvis Corporation(a)                                      103,600
                                                            8  + CycleLogic, Inc.                                                 0
                                                        5,000  + Digi International Inc.                                     57,150
                                                        9,400  + Ditech Communications Corporation                          210,466
                                                       44,300  + Eagle Broadband, Inc.                                       31,896
                                                        9,313  + Echelon Corporation                                         73,386
                                                       69,600  + Enterasys Networks, Inc.                                   111,360
                                                       20,200  + Entrust Technologies Inc.                                   51,106
                                                       35,800  + Extreme Networks, Inc.                                     159,310
                                                       52,100  + Finisar Corporation(a)                                      67,730
                                                       25,496  + Harmonic Inc.                                              169,548
                                                        8,800  + Inet Technologies, Inc.                                    110,704
                                                       16,700  + Infonet Services Corporation (Class B)                      27,388
                                                        7,977    Inter-Tel Inc.                                             172,463
                                                       11,100  + InterVoice-Brite, Inc.                                     119,547
                                                        6,629  + Ixia                                                        64,434
                                                        5,400  + j2 Global Communications, Inc.                             170,586
                                                        7,100  + KVH Industries, Inc.                                        51,262
                                                        6,600  + NETGEAR, Inc.                                               80,652
                                                       12,500  + NMS Communications Corporation                              61,000
                                                       17,080  + Net2Phone, Inc.                                             54,998
                                                       10,400  + Network Equipment Technologies, Inc.                        68,744
                                                        7,000  + Novatel Wireless, Inc.                                     164,500
                                                       35,419  + Oplink Communications, Inc.                                 63,400
                                                        6,083  + Optical Communication Products, Inc.                        12,713
                                                        9,400  + Paradyne Networks, Inc.                                     43,240
                                                       22,740  + REMEC, Inc.                                                107,105
                                                       10,300  + Redback Networks Inc.                                       53,766
                                                        9,708  + SeaChange International, Inc.                              155,231
                                                       14,288  + Secure Computing Corporation                               108,446
                                                        6,110  + Standard Microsystems Corporation                          106,986
                                                       27,871  + Stratex Networks, Inc.                                      62,431
                                                       57,900  + Sycamore Networks, Inc.                                    218,862
                                                        5,620    TALX Corporation                                           129,766
                                                       17,900  + Tekelec                                                    298,572
                                                       80,300  + Terremark Worldwide, Inc.                                   51,392
                                                          400  + TippingPoint Technologies, Inc.                              9,544

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Communications Technology (concluded)                   2,640  + Ulticom, Inc.                                        $      38,993
                                                       35,500  + Verso Technologies, Inc.                                    34,435
                                                        6,901  + ViaSat, Inc.                                               138,710
                                                       16,100  + WJ Communications, Inc.                                     39,284
                                                       10,031  + WebEx Communications, Inc.(a)                              218,876
                                                       16,300  + Westell Technologies, Inc.                                  84,271
                                                       14,975  + Zhone Technologies, Inc.                                    45,075
                                                                                                                      -------------
                                                                                                                          6,682,135
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems - 4.6%            11,300  + @Road, Inc.                                                 47,686
                                                        5,216  + ANSYS, Inc.                                                259,392
                                                       14,000  + ActivCard Corp.                                             85,960
                                                       11,800  + Actuate Corporation                                         41,654
                                                       17,302  + Agile Software Corporation                                 137,205
                                                        6,100  + Altiris, Inc.                                              193,065
                                                          600  + Ansoft Corporation                                           9,540
                                                       11,900  + AnswerThink Consulting Group, Inc.                          63,665
                                                        7,900  + Anteon International Corporation                           289,535
                                                       21,380  + Ariba, Inc.                                                199,689
                                                       21,095  + Ascential Software Corporation                             284,150
                                                       12,897  + AsianInfo Holdings, Inc.                                    62,937
                                                       16,308  + Aspen Technology, Inc.                                     113,993
                                                        7,900  + Authentidate Holding Corp.(a)                               47,874
                                                        1,100  + Blackboard Inc.                                             18,876
                                                        3,600  + Blue Coat Systems, Inc.                                     51,840
                                                       27,667  + Borland Software Corporation                               231,019
                                                       10,016  + CACI International Inc. (Class A)                          528,644
                                                       16,902  + CIBER, Inc.                                                127,103
                                                       27,800  + Chordiant Software, Inc.                                    80,898
                                                        2,800  + Clarus Corporation                                          24,500
                                                        6,100  + Concord Communications, Inc.                                54,443
                                                        8,400  + Concur Technologies, Inc.                                   88,116
                                                        2,000  + Constellation 3D, Inc.                                           2
                                                        4,900  + Covansys Corporation                                        56,546
                                                       11,964  + Dendrite International, Inc.                               192,860
                                                        5,137  + Digimarc Corporation                                        46,438
                                                       11,600  + Digital River, Inc.                                        345,448
                                                        1,000  + DigitalNet Holdings, Inc.                                   30,215
                                                       15,607  + Digitas Inc.                                               120,642
                                                        6,600  + eCollege.com                                                63,690

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems (continued)        4,545  + EPIQ Systems, Inc.                                   $      70,811
                                                       25,180  + E.piphany, Inc.                                            101,475
                                                       17,739  + Electronics for Imaging, Inc.                              288,081
                                                        5,930  + Embarcadero Technologies, Inc.                              50,168
                                                       12,600  + Epicor Software Corporation                                151,578
                                                        3,400  + Equinix, Inc.                                              104,618
                                                       11,419  + F5 Networks, Inc.                                          347,823
                                                       20,079  + Gartner Group, Inc. (Class A)                              234,724
                                                       14,006  + Hyperion Solutions Corporation                             476,064
                                                        4,300  + iGATE Capital Corporation                                   15,824
                                                        3,800  + Infocrossing, Inc.(a)                                       60,097
                                                       25,500  + Informatica Corporation                                    149,175
                                                       15,900  + Internet Capital Group, Inc.                               102,555
                                                       13,400  + Internet Security Systems, Inc.                            227,800
                                                        1,500  + InterVideo Inc.                                             18,000
                                                       14,425  + Interwoven, Inc.                                           104,437
                                                       10,208  + JDA Software Group, Inc.                                   110,451
                                                        6,700  + Jupitermedia Corporation                                   119,260
                                                        1,200  + Kanbay International Inc.                                   25,512
                                                       16,958  + Keane, Inc.                                                260,475
                                                        4,438  + Keynote Systems, Inc.                                       62,842
                                                          300  + Kintera Inc.                                                 2,832
                                                       15,200  + Lawson Software, Inc.                                       85,120
                                                       15,000  + Lionbridge Technologies, Inc.                              128,850
                                                        7,400  + MAPICS, Inc.                                                66,970
                                                        5,974  + MRO Software, Inc.                                          59,740
                                                        7,600  + MSC.Software Corp.                                          61,104
                                                       15,800  + Macrovision Corporation                                    380,464
                                                        8,200  + Magma Design Automation, Inc.                              123,656
                                                        9,139  + Manhattan Associates, Inc.                                 223,174
                                                        7,100  + ManTech International Corporation (Class A)                132,912
                                                       23,000  + Manugistics Group, Inc.                                     54,740
                                                        8,200  + MapInfo Corporation                                         88,560
                                                       16,097  + MatrixOne, Inc.                                             81,451
                                                       24,100  + Mentor Graphics Corporation                                264,257
                                                        8,156  + Mercury Computer Systems, Inc.                             219,560
                                                        2,400  + Merge Technologies Incorporated                             41,088
                                                        6,099  + Micros Systems, Inc.                                       305,377
                                                       27,300  + Micromuse, Inc.                                            100,464

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems (continued)        4,700  + MicroStrategy Incorporated (Class A)                 $     193,123
                                                        8,355  + Netegrity, Inc.                                             62,746
                                                       18,874  + NetIQ Corporation                                          201,952
                                                        5,185  + NetScout Systems, Inc.                                      27,636
                                                        3,900  + OPNET Technologies, Inc.                                    40,014
                                                        4,800  + Open Solutions Inc.                                        119,856
                                                       21,333  + Openwave Systems Inc.                                      188,157
                                                       17,000  + Opsware, Inc.                                               95,370
                                                        6,926  + PC-Tel, Inc.                                                57,209
                                                        3,300  + PDF Solutions, Inc.                                         40,095
                                                        2,077  + PEC Solutions, Inc.                                         24,342
                                                       10,907  + Packeteer, Inc.                                            117,905
                                                        6,257  + PalmSource, Inc.                                           129,770
                                                       85,200  + Parametric Technology Corporation                          449,856
                                                        1,400  + Pegasystems Inc.                                             9,772
                                                       21,791  + Pinnacle Systems, Inc.                                      90,868
                                                       11,308  + Progress Software Corporation                              225,029
                                                        3,500    QAD Inc.                                                    24,395
                                                       14,900  + Quest Software, Inc.                                       165,688
                                                       33,200  + RealNetworks, Inc.                                         154,712
                                                       19,400  + Retek Inc.                                                  88,464
                                                        9,397  + SERENA Software, Inc.                                      157,212
                                                          600  + SI International Inc.                                       13,146
                                                        3,789  + SPSS Inc.                                                   50,507
                                                        3,500  + SRA International, Inc. (Class A)                          180,460
                                                        5,800    SS&C Technologies, Inc.                                    113,274
                                                          800  + SYNNEX Corporation                                          14,160
                                                        7,099  + SafeNet, Inc.                                              187,272
                                                       27,992  + Sapient Corporation                                        213,579
                                                       26,795  + ScanSoft, Inc.(a)                                          109,324
                                                       15,427  + SeeBeyond Technology Corporation                            47,515
                                                       20,641  + SonicWALL, Inc.                                            139,533
                                                          800  + Staktek Holdings Inc.                                        3,120
                                                        5,800  + Stellent, Inc.                                              44,718
                                                        1,600    StorageNetworks, Inc. (Litigation Trust
                                                                 Certificates)                                                    0
                                                       14,400  + Support.com, Inc.                                          140,256
                                                        8,261  + Sykes Enterprises, Incorporated                             37,918
                                                        1,583    Syntel, Inc.                                                26,167
                                                        5,500  + Tier Technologies, Inc. (Class B)                           53,075

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software & Systems (concluded)       13,185  + Transaction Systems Architects, Inc. (Class A)       $     245,043
                                                        8,708  + The TriZetto Group, Inc.                                    50,768
                                                       11,800  + Tumbleweed Communications Corporation                       29,854
                                                       12,200  + Tyler Technologies, Inc.                                   107,848
                                                        6,700  + The Ultimate Software Group, Inc.                           82,276
                                                        3,100  + Verint Systems Inc.                                        114,204
                                                        9,867  + Verity, Inc.                                               127,087
                                                       95,700  + Vignette Corporation                                       127,281
                                                       12,662  + WatchGuard Technologies, Inc.                               59,258
                                                       17,220  + webMethods, Inc.                                            91,610
                                                        8,551  + Websense, Inc.                                             356,320
                                                       25,200  + Wind River Systems, Inc.                                   307,440
                                                        8,300  + Witness Systems, Inc.                                      133,381
                                                       46,200  + Xybernaut Corporation(a)                                    50,820
                                                        9,100  + ZixIt Corporation(a)                                        41,678
                                                       14,208  + Zoran Corporation                                          223,350
                                                                                                                      -------------
                                                                                                                         15,586,127
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.7%                             39,800  + Adaptec, Inc.                                              302,480
                                                       23,034  + Advanced Digital Information Corporation                   200,396
                                                        4,900  + CompuCom Systems, Inc.                                      22,442
                                                       28,400  + Cray, Inc.                                                 100,252
                                                        4,300  + CyberGuard Corporation                                      25,413
                                                       14,400  + Dot Hill Systems Corp.                                     115,488
                                                       25,900  + Emulex Corporation                                         298,368
                                                        9,809  + FalconStor Software, Inc.(a)                                73,077
                                                       13,082  + FileNET Corporation                                        228,412
                                                       75,300  + Gateway Inc.                                               372,735
                                                       10,317  + Hutchinson Technology Incorporated                         275,773
                                                       11,100    Imation Corp.                                              395,049
                                                       15,566  + InFocus Corporation                                        142,585
                                                       13,196  + Intergraph Corp.                                           358,535
                                                       19,703    Iomega Corporation                                          91,619
                                                       10,500  + Komag, Incorporated                                        145,950
                                                       25,474  + Lexar Media, Inc.                                          213,727
                                                       42,300  + McDATA Corporation (Class A)                               212,769
                                                        6,100  + Mobility Electronics, Inc.                                  50,264
                                                        4,300  + Overland Storage, Inc.                                      60,157
                                                       14,694  + PalmOne, Inc.(a)                                           447,285
                                                       25,200  + Perot Systems Corporation (Class A)                        404,712

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Computer Technology (concluded)                        53,000  + Quantum Corporation-DLT & Storage Systems            $     122,430
                                                       21,462  + RSA Security Inc.                                          414,217
                                                        6,242  + RadiSys Corporation                                         87,076
                                                       40,047  + Safeguard Scientifics, Inc.                                 74,888
                                                       78,807  + Silicon Graphics, Inc.(a)                                  112,694
                                                        1,200  + SimpleTech, Inc.                                             4,392
                                                        4,000  + Stratasys, Inc.                                            126,220
                                                        8,300  + Synaptics Incorporated                                     167,328
                                                        5,900  + Trident Microsystems, Inc.                                  59,413
                                                       16,909  + UNOVA,  Inc.                                               237,571
                                                                                                                      -------------
                                                                                                                          5,943,717
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.3%                                     3,900    Brookfield Homes Corporation                               102,765
                                                        5,018  + EMCOR Group, Inc.                                          188,777
                                                       11,071    Granite Construction Incorporated                          264,597
                                                        3,900  + Perini Corporation                                          55,614
                                                        8,400  + Washington Group International, Inc.                       290,808
                                                                                                                      -------------
                                                                                                                            902,561
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 1.1%                            14,567  + Alloy, Inc.(a)                                              55,209
                                                        4,653  + Atari, Inc.                                                  7,305
                                                       42,300  + CNET Networks, Inc.                                        387,045
                                                        4,700  + Digital Theater Systems Inc.                                85,775
                                                       37,300  + DoubleClick Inc.                                           220,443
                                                       44,100  + EarthLink, Inc.                                            454,230
                                                        5,500  + FindWhat.com                                               103,015
                                                       10,600  + InfoSpace, Inc.                                            502,334
                                                       62,700  + Internap Network Services Corporation                       42,009
                                                       12,600  + iPass Inc.                                                  75,474
                                                        5,800  + iVillage Inc.                                               34,800
                                                        2,400  + Lifeline Systems, Inc.                                      58,608
                                                       12,374  + Midway Games Inc.(a)                                       122,750
                                                       10,300  + NIC Inc.                                                    55,208
                                                        8,700  + Navarre Corporation                                        126,063
                                                        7,300  + PLATO Learning, Inc.                                        64,532
                                                        8,800  + Sohu.com Inc.                                              146,344
                                                       14,425  + THQ Inc.                                                   280,711
                                                       15,714  + Take-Two Interactive Software, Inc.                        516,205
                                                       19,450  + United Online, Inc.                                        187,109
                                                        4,286  + Universal Electronics Inc.                                  71,919
                                                                                                                      -------------
                                                                                                                          3,597,088

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 1.1%                               21,800    American Greetings Corporation  (Class A)            $     547,616
                                                        9,700    Blyth, Inc.                                                299,730
                                                        2,312    CSS Industries, Inc.                                        71,533
                                                        9,200  + Jarden Corp.                                               335,708
                                                        2,700    Mannatech, Incorporated(a)                                  37,854
                                                        9,873    Matthews International Corporation (Class A)               334,497
                                                        9,463    The Nautilus Group, Inc.                                   213,769
                                                        7,800    Oakley, Inc.                                                92,820
                                                        9,876  + Playtex Products, Inc.                                      62,219
                                                        5,800  + RC2 Corporation                                            190,820
                                                       11,791    The Topps Company, Inc.                                    115,316
                                                        8,798    The Toro Company                                           600,903
                                                       19,074    Tupperware Corporation                                     323,877
                                                        4,200  + USANA Health Sciences, Inc.                                146,160
                                                        1,500  + Water Pik Technologies, Inc.                                22,350
                                                       15,383  + The Yankee Candle Company, Inc.                            445,492
                                                                                                                      -------------
                                                                                                                          3,840,664
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging: Metal & Glass - 0.5%            1,600    Anchor Glass Container Corporation                          13,136
                                                       11,500    AptarGroup, Inc.                                           505,655
                                                       55,469  + Crown Holdings, Inc.                                       571,885
                                                        4,075    Greif Bros. Corporation (Class A)                          171,761
                                                        6,071  + Mobile Mini, Inc.                                          150,561
                                                        3,600    Silgan Holdings Inc.                                       166,680
                                                                                                                      -------------
                                                                                                                          1,579,678
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:Paper & Plastic - 0.1%          19,100  + Graphic Packaging Corporation                              123,768
                                                        8,052    Myers Industries, Inc.                                      88,169
                                                                                                                      -------------
                                                                                                                            211,937
-----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.2%                                          12,382    Mueller Industries, Inc.                                   531,807
-----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                          771  + Del Laboratories, Inc.                                      25,443
                                                        8,693  + Elizabeth Arden, Inc.                                      183,075
                                                        1,700    Inter Parfums, Inc.                                         23,205
                                                       17,426    Nu Skin Enterprises, Inc. (Class A)                        409,685
                                                       42,883  + Revlon, Inc. (Class A)                                     108,065
                                                                                                                      -------------
                                                                                                                            749,473
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.6%                  38,900  + The BISYS Group, Inc.                                      568,329
                                                        8,700  + Euronet Worldwide, Inc.                                    162,864
                                                       13,600    F.N.B. Corporation                                         300,968
                                                       14,111    First National Bankshares of Florida                       346,425
                                                        3,200    Greenhill & Co., Inc.                                       75,520

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services (concluded)              3,400  + Intersections Inc.                                   $      49,810
                                                       10,608  + Jones Lang Lasalle Inc.                                    350,170
                                                        5,300  + Rewards Network Inc.                                        35,351
                                                        9,500  + U.S.I. Holdings Corporation                                129,675
                                                                                                                      -------------
                                                                                                                          2,019,112
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.7%              14,160    Acuity Brands, Inc.                                        336,583
                                                        9,416  + Armor Holdings, Inc.                                       391,800
                                                        4,957    Barnes Group Inc.                                          136,169
                                                        5,547    Brady Corporation                                          270,527
                                                        9,155    CLARCOR Inc.                                               436,419
                                                        6,962  + Hexcel Corporation                                          96,215
                                                       21,914    Olin Corporation                                           438,280
                                                        9,145    Tredegar Corporation                                       166,439
                                                        6,420    Valhi, Inc.                                                 96,492
                                                                                                                      -------------
                                                                                                                          2,368,924
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Production - 0.2%                          21,352    Thomas & Betts Corporation                                 572,661
-----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.5%                        432    Arden Group, Inc. (Class A)                                 36,720
                                                       17,807    Casey's General Stores, Inc.                               331,032
                                                        8,231  + The Great Atlantic & Pacific Tea Company, Inc.              50,209
                                                        6,464    Ingles Markets, Incorporated (Class A)                      77,956
                                                       10,983    Longs Drug Stores Corporation                              265,789
                                                        5,477    Nash-Finch Company                                         172,252
                                                       13,642  + Pathmark Stores, Inc.                                       66,164
                                                       11,869    Ruddick Corporation                                        233,107
                                                        3,929  + Smart & Final Inc.                                          65,850
                                                        3,700    Weis Markets, Inc.                                         125,356
                                                       12,529  + Wild Oats Markets, Inc.                                    108,250
                                                       24,400    Winn-Dixie Stores, Inc.(a)                                  75,396
                                                                                                                      -------------
                                                                                                                          1,608,081
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 3.0%                          6,600  + Able Laboratories, Inc.                                    126,456
                                                       13,100  + Adolor Corporation                                         147,375
                                                          800  + Advancis Pharmaceutical Corporation                          6,520
                                                       28,500  + Alkermes, Inc.                                             328,890
                                                       13,025    Alpharma, Inc. (Class A)                                   238,227
                                                       13,400  + AtheroGenics, Inc.                                         441,530
                                                        8,200  + Atrix Laboratories, Inc.                                   251,658
                                                        4,000  + Bentley Pharmaceuticals, Inc.                               42,360
                                                        7,700  + BioCryst Pharmaceuticals, Inc.                              39,270
                                                       25,848  + BioMarin Pharmaceutical Inc.                               134,151

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals (continued)                     6,010  + Bone Care International, Inc.                        $     146,043
                                                        5,300  + Bradley Pharmaceuticals, Inc.                              107,855
                                                       12,100  + CV Therapeutics, Inc.                                      151,250
                                                        6,700  + CYTOGEN Corporation                                         70,618
                                                        1,300  + Caraco Pharmaceutical Laboratories, Ltd.                    10,010
                                                        6,700  + Chattem, Inc.                                              216,075
                                                       12,102  + Connetics Corporation                                      326,996
                                                          700  + Corgentech Inc.                                             11,949
                                                        5,200  + DUSA Pharmaceuticals, Inc.                                  59,696
                                                       17,500  + Dendreon Corporation                                       147,175
                                                        3,800  + DepoMed, Inc.                                               19,836
                                                       10,100  + Durect Corporation(a)                                       14,140
                                                        7,615  + Enzo Biochem, Inc.                                         114,225
                                                        7,700  + First Horizon Pharmaceutical Corporation                   154,077
                                                          300  + GTx, Inc.                                                    3,498
                                                       12,400  + Genaera Corporation                                         48,360
                                                       22,400  + Genelabs Technologies, Inc.                                 58,464
                                                       15,936  + Guilford Pharmaceuticals Inc.(a)                            79,680
                                                        6,100  + Hollis-Eden Pharmaceuticals, Inc.(a)                        65,697
                                                       13,924  + ILEX Oncology, Inc.                                        350,467
                                                       13,527  + ImmunoGen, Inc.                                             68,311
                                                       17,100  + Impax Laboratories, Inc.                                   262,656
                                                       17,288  + Indevus Pharmaceuticals, Inc.(a)                           122,572
                                                       11,000  + Inspire Pharmaceuticals, Inc.                              173,030
                                                       17,189  + Isis Pharmaceuticals, Inc.                                  84,226
                                                          800  + Ista Pharmaceuticals, Inc.                                   9,752
                                                       11,700  + K-V Pharmaceutical Company (Class A)                       209,430
                                                        3,966  + Kos Pharmaceuticals, Inc.                                  141,229
                                                        1,900  + Lannett Company, Inc.                                       18,430
                                                       24,516  + Ligand Pharmaceuticals Incorporated (Class B)              245,650
                                                       26,400  + Medarex, Inc.                                              194,832
                                                       15,527  + The Medicines Company                                      374,822
                                                        7,645  + NeoPharm, Inc.                                              65,441
                                                        4,600  + Neose Technologies, Inc.                                    34,500
                                                          100  + NitroMed, Inc.                                               2,384
                                                        8,731  + Noven Pharmaceuticals, Inc.                                181,954
                                                        9,400  + Onyx Pharmaceuticals, Inc.                                 404,294
                                                       10,800  + POZEN Inc.                                                  94,392
                                                       17,317  + PRAECIS Pharmaceuticals Incorporated                        38,097

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals (concluded)                    11,500  + Pain Therapeutics, Inc.                              $      82,685
                                                       10,700  + Par Pharmaceutical Cos Inc.                                384,451
                                                        7,200  + Penwest Pharmaceuticals Co.                                 81,288
                                                       22,415    Perrigo Company                                            460,628
                                                        4,700  + Pharmacyclics, Inc.                                         48,457
                                                        4,600  + Pharmion Corp.                                             237,802
                                                       10,200  + Priority Healthcare Corporation (Class B)                  205,530
                                                       13,700  + Quidel Corporation                                          62,061
                                                       12,319  + Regeneron Pharmaceuticals, Inc.                            106,929
                                                          400  + Renovis, Inc.                                                3,204
                                                        4,050  + SFBC International, Inc.                                   106,556
                                                       13,200  + Salix Pharmaceuticals, Ltd.                                284,064
                                                        1,000  + Santarus Inc.                                                9,070
                                                       14,800  + SciClone Pharmaceuticals, Inc.                              52,688
                                                       14,682  + SuperGen, Inc.(a)                                           90,735
                                                        7,546  + United Therapeutics Corporation                            263,582
                                                       29,000    Valeant Pharmaceuticals International                      699,480
                                                       28,600  + Vertex Pharmaceuticals Incorporated                        300,300
                                                       16,600  + Zila, Inc.                                                  68,392
                                                                                                                      -------------
                                                                                                                         10,186,452
-----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.3%                               4,402  + Bright Horizons Family Solutions, Inc.                     238,985
                                                        4,830  + Learning Tree International, Inc.                           68,103
                                                        2,700  + The Princeton Review, Inc.                                  20,250
                                                        2,449    Renaissance Learning, Inc.                                  53,070
                                                        5,120    Strayer Education, Inc.                                    588,851
                                                        4,700  + Universal Technical Institute Inc.                         141,846
                                                                                                                      -------------
                                                                                                                          1,111,105
-----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.4%                        14,586  + Benchmark Electronics, Inc.                                434,663
                                                          700  + Cherokee International Corporation                           5,873
                                                        5,800  + InVision Technologies, Inc.                                260,942
                                                        1,400  + LeCroy Corporation                                          23,394
                                                        4,200  + OSI Systems, Inc.(a)                                        67,620
                                                       14,298  + Plexus Corporation                                         157,850
                                                        9,132  + Power Integrations, Inc.                                   186,566
                                                       11,900  + TTM Technologies, Inc.                                     105,791
                                                        5,607  + Universal Display Corporation                               47,211
                                                                                                                      -------------
                                                                                                                          1,289,910
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components - 1.0%                6,781    A.O. Smith Corporation                                     165,117
                                                        6,700  + American Superconductor Corporation                         83,214

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment & Components (concluded)          10,771    Baldor Electric Company                              $     254,842
                                                       16,061    Belden CDT Inc.                                            350,130
                                                       11,808    CTS Corporation                                            148,781
                                                        8,718    Cohu, Inc.                                                 128,852
                                                        6,400  + DDi Corp.                                                   32,448
                                                        4,360    Franklin Electric Co., Inc.                                172,656
                                                       13,990  + General Cable Corporation                                  148,854
                                                        4,708  + The Genlyte Group Incorporated                             303,148
                                                        8,260  + Littelfuse Inc.                                            285,218
                                                       10,700  + MKS Instruments, Inc.                                      163,924
                                                        2,231  + Powell Industries, Inc.                                     37,592
                                                       21,300  + Power-One, Inc.                                            138,024
                                                        6,600  + Sonic Solutions                                            107,712
                                                        4,600  + SpatiaLight, Inc.(a)                                        27,094
                                                        8,700  + Taser International, Inc(a)                                326,250
                                                       13,361  + Technitrol, Inc.                                           260,540
                                                        4,279  + Triumph Group, Inc.                                        144,759
                                                                                                                      -------------
                                                                                                                          3,279,155
-----------------------------------------------------------------------------------------------------------------------------------
Electrical:Household Appliance - 0.0%                   6,496  + Applica Incorporated                                        26,244
                                                        1,550    National Presto Industries, Inc.                            64,821
                                                                                                                      -------------
                                                                                                                             91,065
-----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.4%                                      3,686    II-VI Incorporated                                         129,047
                                                       22,612  + Aeroflex Incorporated                                      239,009
                                                       10,563    Agilysys, Inc.                                             182,634
                                                        4,732    BEI Technologies, Inc.                                     129,657
                                                        5,300  + California Micro Devices Corporation                        40,969
                                                        3,400  + CyberOptics Corporation                                     52,496
                                                        4,799  + Daktronics, Inc.                                           117,336
                                                        4,900  + Drexler Technology Corporation(a)                           44,884
                                                        3,700  + EMS Technologies, Inc.                                      63,825
                                                       23,200  + Kopin Corporation                                           94,424
                                                       35,566  + MRV Communications, Inc.                                    88,915
                                                       11,780    Methode Electronics                                        150,666
                                                        6,649    Park Electrochemical Corp.                                 140,959
                                                        2,067  + Supertex, Inc.                                              40,162
                                                                                                                      -------------
                                                                                                                          1,514,983
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Instruments Gauges & Meters - 0.1%          4,300  + FARO Technologies, Inc.                                     87,462
                                                        8,582  + Itron, Inc.                                                149,756
                                                        3,801    Keithley Instruments, Inc.                                  66,327

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stocks                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Instruments Gauges & Meters -               2,500  + Measurement Specialties, Inc.                        $      62,125
(concluded)                                             4,900  + Metrologic Instruments, Inc.                                77,665
                                                        5,895  + Zygo Corporation                                            59,716
                                                                                                                      -------------
                                                                                                                            503,051
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Medical Systems - 0.8%                      4,772    Analogic Corporation                                       198,945
                                                        5,300  + Aspect Medical Systems, Inc.                                95,877
                                                        5,687  + Bruker BioSciences Corporation                              19,677
                                                       10,300  + CTI Molecular Imaging, Inc.                                 83,121
                                                        6,400  + Candela Corporation                                         73,856
                                                       11,232  + CardioDynamics International Corporation                    51,667
                                                        4,370    Datascope Corp.                                            163,001
                                                        7,600  + EPIX Medical, Inc.                                         146,756
                                                        1,000    E-Z-EM, Inc.                                                17,950
                                                       15,950  + eResearch Technology, Inc.                                 212,613
                                                        5,500  + Endocardial Solutions, Inc.                                 63,635
                                                        6,472  + Haemonetics Corporation                                    212,540
                                                        6,800  + Hologic, Inc.                                              131,036
                                                        6,900  + Illumina, Inc.                                              40,779
                                                       11,081  + Intuitive Surgical, Inc.                                   274,255
                                                        7,051  + Luminex Corporation                                         50,274
                                                        8,800  + Microvision, Inc.(a)                                        52,096
                                                        6,188  + Possis Medical, Inc.                                        96,904
                                                        1,200  + Quality Systems, Inc.                                       60,612
                                                        7,132  + TriPath Imaging, Inc.                                       58,340
                                                       15,486  + VISX, Incorporated                                         319,011
                                                        8,300  + Wilson Greatbatch Technologies, Inc.                       148,487
                                                        2,961  + Zoll Medical Corporation                                    98,868
                                                                                                                      -------------
                                                                                                                          2,670,300
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Semi-Conductors / Components - 1.8%        10,800  + AMIS Holdings, Inc.                                        146,016
                                                       10,816  + Actel Corp.                                                164,403
                                                        9,641  + Alliance Semiconductor Corporation                          33,358
                                                        7,700  + Artisan Components, Inc.                                   224,147
                                                       25,200  + Cirrus Logic, Inc.                                         120,204
                                                       10,283  + DSP Group, Inc.                                            216,457
                                                        2,350  + Diodes Incorporated                                         60,536
                                                       12,329  + ESS Technology, Inc.                                        84,454
                                                       15,427  + Exar Corporation                                           218,446
                                                        3,173  + Excel Technology, Inc.                                      81,927
                                                        8,000  + FormFactor Inc.                                            154,960

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Semi-Conductors/                           12,800  + Genesis Microchip Incorporated                       $     172,800
Components (concluded)                                  6,193  + IXYS Corporation                                            44,466
                                                       33,000  + Integrated Device Technology, Inc.                         314,490
                                                       11,838  + Integrated Silicon Solution, Inc.                           86,062
                                                       37,500  + Lattice Semiconductor Corporation                          184,125
                                                       10,500  + MIPS Technologies, Inc. (Class A)                           59,850
                                                        8,300  + Merix Corporation                                           85,988
                                                       23,700  + Micrel, Inc.                                               246,717
                                                       21,190  + Microsemi Corporation                                      298,779
                                                       21,300  + Microtune, Inc.                                            112,464
                                                       33,000  + Mindspeed Technologies Inc.                                 66,000
                                                        5,800  + Monolithic System Technology, Inc.                          25,172
                                                       43,600  + ON Semiconductor Corporation                               136,468
                                                       20,500  + OmniVision Technologies, Inc.(a)                           290,075
                                                        7,700  + PLX Technology, Inc.                                        55,517
                                                        7,693  + Pericom Semiconductor Corporation                           74,314
                                                       12,164  + Pixelworks, Inc.                                           121,762
                                                        6,402  + Planar Systems Inc.                                         71,766
                                                       61,600  + RF Micro Devices, Inc.                                     390,544
                                                        6,788  + SBS Technologies, Inc.                                      82,814
                                                        6,561  + SIPEX Corporation                                           34,445
                                                        2,300  + SiRF Technology Holdings, Inc.                              32,729
                                                        7,300  + Sigmatel Incorporated                                      154,833
                                                       25,076  + Silicon Image, Inc.                                        316,961
                                                       26,858  + Silicon Storage Technology, Inc.                           171,085
                                                        1,900  + Siliconix Incorporated                                      68,077
                                                       51,633  + Skyworks Solutions, Inc.                                   490,514
                                                        6,800  + Tessera Technologies Inc.                                  150,280
                                                       47,000  + Transmeta Corporation                                       59,220
                                                        6,500  + Tripath Technology Inc.                                     11,050
                                                       45,136  + TriQuint Semiconductor, Inc.                               176,030
                                                       71,900  + Vitesse Semiconductor Corporation                          196,287
                                                                                                                      -------------
                                                                                                                          6,286,592
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Technology - 1.0%                          13,723  + Checkpoint Systems, Inc.                                   213,667
                                                       10,980  + Coherent, Inc.                                             284,821
                                                        5,152    Cubic Corporation                                          117,981
                                                        9,174  + DRS Technologies, Inc.                                     343,474
                                                        5,826    EDO Corporation                                            161,671
                                                        4,850  + Herley Industries, Inc.                                     90,647

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Electronics:Technology (concluded)                     31,430  + Identix Incorporated                                 $     209,324
                                                        3,700  + Innovative Solutions and Support, Inc.                      90,761
                                                        9,984  + Intermagnetics General Corporation                         231,130
                                                       28,900  + Kemet Corp.                                                233,801
                                                        2,400  + Maxwell Technologies, Inc.                                  24,744
                                                        3,700  + ScanSource, Inc.                                           236,060
                                                        1,500    Sypris Solutions, Inc.                                      20,475
                                                       30,300  + The Titan Corporation                                      423,291
                                                       17,606  + Trimble Navigation Limited                                 556,350
                                                                                                                      -------------
                                                                                                                          3,238,197
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment - 0.1%                                19,500  + Capstone Turbine Corporation                                29,835
                                                        2,300  + EnerSys                                                     29,555
                                                        8,900  + Global Power Equipment Group Inc.                           65,949
                                                       18,626  + Plug Power Inc.                                            119,393
                                                                                                                      -------------
                                                                                                                            244,732
-----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.7%                           143,700  + Calpine Corporation(a)                                     416,730
                                                       15,526  + FuelCell Energy, Inc.                                      159,141
                                                        6,400    Holly Corporation                                          163,200
                                                       11,900  + KFx Inc.(a)                                                 91,749
                                                        7,400  + Matrix Service Company                                      37,888
                                                        5,058    Penn Virginia Corporation                                  200,246
                                                       12,300  + Syntroleum Corporation                                      86,346
                                                        7,391  + TETRA Technologies, Inc.                                   229,491
                                                       23,165  + Tesoro Petroleum Corporation                               684,062
                                                       12,897  + Veritas DGC  Inc.                                          293,794
                                                                                                                      -------------
                                                                                                                          2,362,647
-----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting Services - 0.3%              16,102  + Dycom Industries, Inc.                                     457,136
                                                          600  + Infrasource Services Inc.                                    6,300
                                                        9,497  + Integrated Electrical Services, Inc.                        45,681
                                                        2,200  + Layne Christensen Company                                   33,154
                                                       25,600  + Quanta Services, Inc.                                      154,880
                                                        9,277  + URS Corporation                                            247,510
                                                                                                                      -------------
                                                                                                                            944,661
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.4%                                   10,400  + AMC Entertainment Inc.                                     199,056
                                                       19,100  + Alliance Gaming Corporation                                287,646
                                                        7,157  + Boca Resorts, Inc. (Class A)                               132,905
                                                        1,700    Carmike Cinemas, Inc..                                      59,857
                                                        5,140    Dover Motorsports, Inc.                                     22,051
                                                        9,055  + Gaylord Entertainment Company                              280,705

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Entertainment (concluded)                              17,207  + Hollywood Entertainment Corporation                  $     169,833
                                                        3,372  + LodgeNet Entertainment Corporation                          44,510
                                                       10,515    Movie Gallery, Inc.                                        184,328
                                                        4,155    Speedway Motorsports, Inc.                                 138,486
                                                                                                                      -------------
                                                                                                                          1,519,377
-----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                                     38,400    IMC Global Inc.                                            667,776
                                                        9,700  + Terra Industries, Inc.                                      84,002
                                                                                                                      -------------
                                                                                                                            751,778
-----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.2%                                1,600    ASTA Funding, Inc.                                          25,904
                                                        6,200  + Accredited Home Lenders Holding Company                    238,824
                                                        3,200  + Circle Group Holdings, Inc.                                  5,792
                                                        3,400  + Education Lending Group, Inc.                               50,252
                                                        1,500  + United PanAm Financial Corp.                                27,008
                                                        6,900  + World Acceptance Corporation                               160,425
                                                                                                                      -------------
                                                                                                                            508,205
-----------------------------------------------------------------------------------------------------------------------------------
Finance:Small Loan - 0.0%                               1,550  + Collegiate Funding Services                                 19,468
                                                        2,700  + Encore Capital Group, Inc.                                  50,895
                                                        1,200  + Nelnet, Inc. (Class A)                                      26,856
                                                                                                                      -------------
                                                                                                                             97,219
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                      9,300  + Advent Software, Inc.                                      156,519
& Systems- 0.8%                                         1,750  + Archipelago Holdings Inc.                                   25,917
                                                        2,295  + CCC Information Services Group Inc.                         40,599
                                                        4,900  + Carreker Corporation                                        37,289
                                                        6,189  + CompuCredit Corporation                                    115,239
                                                       14,000  + Corillian Corporation                                       64,540
                                                       11,300  + CyberSource Corporation                                     54,579
                                                       11,630  + Digital Insight Corporation                                158,517
                                                       17,388  + eFunds Corporation                                         323,243
                                                        9,523  + eSPEED, Inc. (Class A)                                      93,611
                                                       14,400  + Hypercom Corporation                                       106,272
                                                        7,143  + The InterCept Group, Inc.                                  133,788
                                                        4,200  + iPayment Holdings, Inc.                                    168,672
                                                       10,482    John H. Harland Company                                    328,611
                                                       10,749  + Kronos, Inc.                                               476,073
                                                       12,564    NDCHealth Corporation                                      201,652
                                                        2,000  + National Processing, Inc.                                   53,040
                                                       15,813  + PRG-Schultz International, Inc.                             90,767
                                                       15,440  + Portal Software, Inc.                                       42,151

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing Services                        300  + TNS Inc.                                             $       5,820
& Systems (concluded)                                   6,200  + Tradestation Group Inc.                                     38,006
                                                                                                                      -------------
                                                                                                                          2,714,905
-----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%                   7,800    FactSet Research Systems Inc.                              375,960
                                                       31,600  + HomeStore.com, Inc.                                         72,996
                                                       10,300  + Interactive Data Corporation                               193,846
                                                       25,522  + S1 Corporation                                             203,666
                                                          400    Value Line, Inc.                                            14,800
                                                                                                                      -------------
                                                                                                                            861,268
-----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.9%                          3,900  + ACE Cash Express, Inc.                                     101,556
                                                        7,800    Advanta Corp. (Class B)                                    188,682
                                                          900  + Asset Acceptance Capital Corp.                              15,273
                                                        9,419    Cash America International, Inc.                           230,389
                                                          300  + The Enstar Group, Inc.                                      14,868
                                                        2,500    Federal Agricultural Mortgage Corporation                   55,475
                                                        5,567  + Financial Federal Corporation                              208,651
                                                        5,000  + First Cash Financial Services, Inc.                        100,150
                                                        5,700  + Harris & Harris Group, Inc.                                 58,938
                                                        6,299    LandAmerica Financial Group, Inc.                          286,604
                                                        9,600  + Metris Companies Inc.                                       93,888
                                                       10,350  + New Century Financial Corporation                          623,277
                                                        5,200  + Portfolio Recovery Associates, Inc.                        152,828
                                                        3,900    Sanders Morris Harris Group Inc.                            47,034
                                                       15,136  + Sotheby's Holdings, Inc. (Class A)                         237,938
                                                        3,910    Sterling Bancorp                                           105,766
                                                        5,622    Stewart Information Services Corporation                   221,507
                                                          933  + Stifel Financial Corp.                                      18,293
                                                        2,676  + Triad Guaranty Inc.                                        148,464
                                                        2,291    WSFS Financial Corporation                                 114,550
                                                                                                                      -------------
                                                                                                                          3,024,131
-----------------------------------------------------------------------------------------------------------------------------------
Foods - 0.8%                                            4,934    American Italian Pasta Company (Class A)                   129,024
                                                        3,700    Cal-Maine Foods, Inc.(a)                                    40,589
                                                       13,500  + Chiquita Brands International, Inc.                        235,035
                                                       11,756    Flowers Foods, Inc.                                        303,892
                                                        9,457  + Hain Celestial Group, Inc.                                 167,200
                                                        2,300  + J & J Snack Foods Corp.                                     98,624
                                                        2,000  + John B. Sanfilippo & Son, Inc.                              52,400
                                                       10,500    Lance, Inc.                                                169,575
                                                        3,400  + M&F Worldwide Corp.                                         44,234

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Foods (concluded)                                       1,063  + Maui Land & Pineapple Company, Inc.                  $      33,644
                                                        5,300    Natures Sunshine Products, Inc.                             80,401
                                                        3,700  + Nutraceutical International Corporation                     52,133
                                                       17,300  + Performance Food Group Company                             410,010
                                                          500  + Provide Commerce                                            10,445
                                                       10,695    Ralcorp Holdings, Inc.                                     386,090
                                                        3,850    Sanderson Farms, Inc.                                      128,783
                                                           12    Seaboard Corporation                                         7,031
                                                       15,557    Sensient Technologies Corporation                          336,653
                                                                                                                      -------------
                                                                                                                          2,685,763
-----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.4%                                  3,309    Deltic Timber Corporation                                  131,665
                                                       16,921    Longview Fibre Company                                     258,045
                                                        5,244    Pope & Talbot, Inc.                                         92,294
                                                       10,597    Potlatch Corporation                                       496,046
                                                        6,334    Universal Forest Products, Inc.                            216,623
                                                                                                                      -------------
                                                                                                                          1,194,673
-----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.0%                   4,500    Ennis Business Forms, Inc.                                  96,390
                                                        4,145    The Standard Register Company                               43,523
                                                                                                                      -------------
                                                                                                                            139,913
-----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                    13,300  + Alderwoods Group, Inc.                                     130,739
                                                       34,424  + Stewart Enterprises, Inc. (Class A)                        239,247
                                                                                                                      -------------
                                                                                                                            369,986
-----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.0%                                           12,400    Apogee Enterprises, Inc.                                   160,332
-----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                            78,400  + Coeur d'Alene Mines Corporation                            371,616
                                                        7,500    Royal Gold, Inc.                                           128,100
                                                                                                                      -------------
                                                                                                                            499,716
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.7%                          10,800  + American Healthways, Inc.(a)                               314,388
                                                       37,126  + Beverly Enterprises, Inc.                                  281,044
                                                        5,700  + Genesis HealthCare Corporation                             173,337
                                                        7,900  + Kindred Healthcare, Inc.                                   192,760
                                                        4,100    LCA-Vision Inc.                                            105,739
                                                       14,000  + LifePoint Hospitals, Inc.                                  420,140
                                                        1,000  + MedCath Corporation                                         15,820
                                                        2,100    National Healthcare Corporation                             59,850
                                                        4,200  + Psychiatric Solutions, Inc.                                106,470
                                                        4,000  + Res-Care, Inc.                                              47,400
                                                        1,824  + Specialty Laboratories, Inc.                                19,152

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities (concluded)                      5,337  + Sunrise Assisted Living, Inc.(a)                     $     187,435
                                                       10,400  + United Surgical Partners International, Inc.               357,240
                                                                                                                      -------------
                                                                                                                          2,280,775
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 1.2%                  8,600  + AMERIGROUP Corporation                                     483,750
                                                        9,041  + Allscripts Healthcare Solutions, Inc.                       81,369
                                                        3,300  + American Medical Security Group, Inc.                      105,567
                                                       10,800  + AmSurg Corp.                                               228,744
                                                        7,200  + Centene Corporation                                        306,576
                                                        9,400  + Cerner Corporation                                         406,644
                                                        2,100    Computer Programs and Systems, Inc.                         42,126
                                                        3,057  + CorVel Corporation                                          90,732
                                                            2  + Dynacq Healthcare, Inc.                                         13
                                                       12,131  + Eclipsys Corporation                                       189,244
                                                       32,600  + First Health Group Corp.                                   524,534
                                                       17,097    Hooper Holmes, Inc.                                         76,595
                                                        2,800  + Molina Healthcare Inc.                                      99,400
                                                        5,900  + Omnicell, Inc.                                              77,998
                                                        8,100  + Pediatrix Medical Group, Inc.                              444,285
                                                        9,098  + Per-Se Technologies, Inc.                                  124,824
                                                       31,900    Select Medical Corporation                                 428,417
                                                        8,626  + Sierra Health Services, Inc.                               413,444
                                                                                                                      -------------
                                                                                                                          4,124,262
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.8%                             2,500  + Alliance Imaging, Inc.                                      18,675
                                                        4,300  + Amedisys, Inc.                                             128,785
                                                       15,400  + Apria Healthcare Group Inc.                                419,650
                                                        3,900  + Bio-Reference Laboratories, Inc.                            54,366
                                                       10,612  + Gentiva Health Services, Inc.                              173,718
                                                        4,950    Healthcare Services Group, Inc.                             88,902
                                                        6,027  + IDX Systems Corporation                                    195,576
                                                       10,900  + Inveresk Research Group, Inc.                              402,101
                                                        6,000  + LabOne, Inc.                                               175,380
                                                        4,300  + Matria Healthcare, Inc.                                    121,733
                                                       16,900  + OCA Inc.                                                    80,106
                                                       13,200  + Odyssey Healthcare, Inc.                                   234,300
                                                       16,336  + Province Healthcare Company                                341,749
                                                        1,300  + Symbion, Inc.                                               20,937
                                                        3,900  + VistaCare, Inc. (Class A)(a)                                59,709
                                                        1,700  + WellCare Health Plans Inc.                                  32,215
                                                                                                                      -------------
                                                                                                                          2,547,902

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.4%                                     5,117    Beazer Homes USA, Inc.                               $     546,956
                                                        1,300  + Dominion Homes, Inc.                                        30,966
                                                        5,060    Levitt Corporation (Class A)                               118,708
                                                        4,400    M/I Schottenstein Homes, Inc.                              186,736
                                                        3,400  + Meritage Corporation                                       267,240
                                                          800  + Orleans Homebuilders, Inc.                                  18,016
                                                        3,050    Technical Olympic USA, Inc.                                 86,132
                                                        1,400  + William Lyon Homes, Inc.                                   124,460
                                                                                                                      -------------
                                                                                                                          1,379,214
-----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                      6,579    Marcus Corporation                                         128,093
                                                        5,300  + Orbitz, Inc. (Class A)                                     144,160
                                                       15,490  + Prime Hospitality Corp.                                    188,513
                                                                                                                      -------------
                                                                                                                            460,766
-----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.6%                            3,400    American Woodmark Corporation                              125,885
                                                        3,400    Bassett Furniture Industries, Incorporated                  64,192
                                                       11,800  + The Bombay Company, Inc.                                    86,494
                                                        2,800  + Department 56, Inc.                                         45,640
                                                       12,400    Ethan Allen Interiors Inc.                                 430,900
                                                       16,200    Furniture Brands International, Inc.                       406,296
                                                        5,036    Haverty Furniture Companies, Inc.                           88,331
                                                          600    Hooker Furniture Corporation                                16,098
                                                        5,200  + Kirkland's, Inc.                                            48,880
                                                       20,100    La-Z-Boy Inc.                                              305,118
                                                        4,488    Libbey, Inc.                                                83,926
                                                        3,700    Lifetime Hoan Corporation                                   54,945
                                                       12,900  + Select Comfort Corporation                                 234,780
                                                        2,700    Stanley Furniture Company, Inc.                            118,800
                                                        4,000  + Tempur-Pedic International Inc.                             59,960
                                                                                                                      -------------
                                                                                                                          2,170,245
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices - 1.0%          7,012  + Advanced Energy Industries, Inc.                            65,141
                                                       13,767  + Artesyn Technologies, Inc.                                 137,395
                                                       17,541  + Asyst Technologies, Inc.                                    89,635
                                                        6,894    C&D Technologies, Inc.                                     131,124
                                                        6,131  + CUNO Incorporated                                          354,065
                                                        4,866  + ESCO Technologies Inc.                                     329,720
                                                        7,700  + Flanders Corporation                                        66,143
                                                       16,800  + Flowserve Corporation                                      406,224
                                                        1,875    The Gorman-Rupp Company                                     38,175

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter Devices                15,821    IDEX Corporation                                     $     537,281
(concluded)                                             7,500  + Magnetek, Inc.                                              56,025
                                                        6,326    Mine Safety Appliances Company                             257,595
                                                       11,482  + Paxar Corporation                                          260,412
                                                        8,300  + RAE Systems Inc.                                            46,314
                                                        3,612    Robbins & Myers, Inc.                                       79,464
                                                        8,927  + Veeco Instruments Inc.                                     187,199
                                                        5,996    Vicor Corporation                                           60,620
                                                       10,500  + Viisage Technology, Inc.                                    60,375
                                                        7,936    Watts Industries, Inc. (Class A)                           213,082
                                                        6,917    X-Rite, Incorporated                                       100,781
                                                                                                                      -------------
                                                                                                                          3,476,769
-----------------------------------------------------------------------------------------------------------------------------------
Insurance:Life - 0.5%                                   6,400    American Equity Investment Life Holding Company             60,736
                                                       13,900    AmerUs Group Co.                                           569,900
                                                        6,700  + Ceres Group, Inc.                                           36,515
                                                        7,485  + Citizens, Inc.(a)                                           44,685
                                                        8,570    Delphi Financial Group, Inc. (Class A)                     344,257
                                                        2,780    Great American Financial Resources, Inc.                    42,506
                                                        1,142    Kansas City Life Insurance Company                          47,462
                                                          662  + National Western Life Insurance Company (Class A)          107,840
                                                       31,400    The Phoenix Companies, Inc.                                327,188
                                                        7,093    Presidential Life Corporation                              121,858
                                                        8,800  + Universal American Financial Corp.                         113,784
                                                                                                                      -------------
                                                                                                                          1,816,731
-----------------------------------------------------------------------------------------------------------------------------------
Insurance:Multi-Line - 0.5%                            10,740    Alfa Corporation                                           149,930
                                                        3,186  + CNA Surety Corporation                                      33,772
                                                        6,509    Crawford & Company (Class B)                                43,610
                                                          100    EMC Insurance Group, Inc.                                    2,101
                                                        3,425    FBL Financial Group, Inc. (Class A)                         89,701
                                                        6,900  + HealthExtras, Inc.                                          96,186
                                                       10,206    Hilb, Rogal and Hamilton Company                           369,661
                                                       15,268    Horace Mann Educators Corporation                          268,411
                                                        1,440    Independence Holding Company                                25,445
                                                        2,597  + PICO Holdings, Inc.                                         49,421
                                                        3,200    Penn-America Group, Inc.                                    43,552
                                                       12,639    UICI                                                       413,801
                                                        4,437    Zenith National Insurance Corp.                            187,729
                                                                                                                      -------------
                                                                                                                          1,773,320

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Insurance:Property-Casualty - 1.1%                      7,500    21st Century Insurance Group                         $     100,125
                                                        1,450  + Affirmative Insurance Holdings, Inc.                        22,881
                                                        3,571  + American Physicians Capital, Inc.                          109,344
                                                        9,566  + Argonaut Group, Inc.                                       178,597
                                                        2,532    Baldwin & Lyons, Inc. (Class B)                             63,908
                                                        3,300    Bristol West Holdings, Inc.                                 56,562
                                                        8,045    The Commerce Group, Inc.                                   389,378
                                                       12,700  + Danielson Holding Corporation                               77,343
                                                        5,500    Direct General Corporation                                 159,060
                                                        2,100    Donegal Group Inc. (Class A)                                40,320
                                                        2,800  + FPIC Insurance Group, Inc.                                  72,380
                                                        6,162    Harleysville Group Inc.                                    127,307
                                                        6,300    Infinity Property and Casualty Corporation                 186,039
                                                        1,858    The Midland Company                                         50,816
                                                        1,100    NYMAGIC, Inc.                                               24,079
                                                        2,800  + The Navigators Group, Inc.                                  81,872
                                                       21,815  + Ohio Casualty Corporation                                  456,588
                                                       11,306  + PMA Capital Corporation (Class A)                           85,360
                                                        5,956  + Philadelphia Consolidated Holding Corp.                    328,295
                                                        8,723  + ProAssurance Corporation                                   305,479
                                                        6,454    RLI Corp.                                                  242,348
                                                        1,500    Safety Insurance Group, Inc.                                33,345
                                                       10,054    Selective Insurance Group, Inc.                            374,009
                                                        3,312    State Auto Financial Corporation                            95,882
                                                        3,000    United Fire & Casualty Company                             171,990
                                                        8,800    Vesta Insurance Group, Inc.                                 39,512
                                                                                                                      -------------
                                                                                                                          3,872,819
-----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.5%                  8,750  + Affiliated Managers Group, Inc.                            468,475
                                                       22,700    Apollo Investment Corporation                              321,205
                                                          500    Capital Southwest Corporation                               38,000
                                                        1,300    Cohen & Steers, Inc.                                        20,072
                                                        2,196    Gabelli Asset Management Inc. (Class A)                     94,099
                                                        3,600    Gladstone Capital Corporation                               81,756
                                                       13,200    MCG Capital Corporation                                    229,152
                                                       11,600    National Financial Partners Corporation                    415,048
                                                                                                                      -------------
                                                                                                                          1,667,807
-----------------------------------------------------------------------------------------------------------------------------------
Jewelry - Watches & Gemstones - 0.0%                    4,800    Movado Group, Inc.                                          81,600

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.6%                                     5,700    Action Performance Companies, Inc.                   $      57,741
                                                       26,400    Callaway Golf Company                                      279,048
                                                        1,400    Escalade, Incorporated                                      19,446
                                                       11,000  + K2 Inc.                                                    157,410
                                                        2,100  + LIFE TIME FITNESS, Inc.                                     53,886
                                                       12,078  + Penn National Gaming, Inc.                                 487,951
                                                       19,514    SCP Pool Corporation                                       521,791
                                                       30,800  + Six Flags, Inc.                                            167,552
                                                        2,200  + Steinway Musical Instruments, Inc.                          59,840
                                                        6,978    Sturm, Ruger & Company,  Inc.                               62,872
                                                        6,456  + Vail Resorts, Inc.                                         116,660
                                                        5,800  + West Marine, Inc.                                          124,004
                                                                                                                      -------------
                                                                                                                          2,108,201
-----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.1%                                   10,992    Lincoln Electric Holdings, Inc.                            344,709
-----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                          6,807    Applied Industrial Technologies, Inc.                      243,282
-----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.0%                          3,913    Lindsay Manufacturing Co.                                  104,986
-----------------------------------------------------------------------------------------------------------------------------------
Machinery:Construction & Handling - 0.4%                4,517  + Astec Industries, Inc.                                      86,365
                                                        1,900    Bucyrus International, Inc.                                 63,840
                                                        9,911    The Manitowoc Co., Inc.                                    351,444
                                                        1,487    NACCO Industries, Inc. (Class A)                           128,105
                                                       11,124    Stewart & Stevenson Services, Inc.                         196,561
                                                       15,843  + Terex Corporation                                          687,586
                                                                                                                      -------------
                                                                                                                          1,513,901
-----------------------------------------------------------------------------------------------------------------------------------
Machinery:Industrial/Specialty - 0.9%                   8,200  + Actuant Corporation (Class A)                              337,922
                                                        6,900  + EnPro Industries, Inc.                                     166,566
                                                       12,600  + FSI International, Inc.                                     52,668
                                                        7,057  + Gardner Denver Inc.                                        194,561
                                                       17,600    Joy Global Inc.                                            605,088
                                                        3,270  + Kadant Inc.                                                 60,037
                                                       12,703    Kennametal Inc.                                            573,540
                                                        2,100    The Middleby Corporation                                   110,565
                                                       17,172  + Milacron Inc.                                               53,577
                                                       10,010    Nordson Corporation                                        343,643
                                                        6,328    Tecumseh Products Company (Class A)                        264,953
                                                        2,737    Tennant Company                                            110,931
                                                        3,799    Thomas Industries Inc.                                     119,289
                                                        3,093    Woodward Governor Company                                  208,747
                                                                                                                      -------------
                                                                                                                          3,202,087

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Machinery:Oil Well Equipment                            4,168    CARBO Ceramics Inc.                                  $     300,680
& Service - 1.4%                                       14,237  + Cal Dive International, Inc.                               507,122
                                                        1,688  + Dril-Quip, Inc.                                             37,642
                                                       31,900  + Global Industries, Ltd.                                    197,142
                                                        4,117    Gulf Island Fabrication, Inc.                               91,809
                                                       23,200  + Hanover Compressor Company                                 312,040
                                                       15,800    Helmerich & Payne, Inc.                                    453,302
                                                        3,000  + Hornbeck Offshore Services, Inc.                            49,500
                                                        6,449  + Hydril Company                                             276,985
                                                       17,746  + Input/Output, Inc.                                         182,961
                                                       44,100  + Key Energy Services, Inc.                                  487,305
                                                        2,200    Lufkin Industries, Inc.                                     81,884
                                                       27,820  + Newpark Resources, Inc.                                    166,920
                                                        8,604  + Oceaneering International, Inc.                            316,971
                                                        7,400  + Oil States International, Inc.                             138,380
                                                       31,281  + Parker Drilling Company                                    114,801
                                                        3,300    RPC, Inc.                                                   59,004
                                                        6,108  + SEACOR SMIT Inc.                                           285,549
                                                       14,705  + Superior Energy Services, Inc.                             189,989
                                                        5,326  + Universal Compression Holdings, Inc.                       181,457
                                                        9,957  + W-H Energy Services, Inc.                                  206,608
                                                                                                                      -------------
                                                                                                                          4,638,051
-----------------------------------------------------------------------------------------------------------------------------------
Machinery:Specialty - 0.3%                              5,100  + Applied Films Corporation                                   91,851
                                                        4,700    Cascade Corporation                                        130,472
                                                        8,325    Engineered Support Systems, Inc.                           379,953
                                                        9,861    Helix Technology Corporation                               134,060
                                                       15,098    JLG Industries, Inc.                                       253,646
                                                        5,441  + Semitool, Inc.                                              41,297
                                                                                                                      -------------
                                                                                                                          1,031,279
-----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                            23,327  + Champion Enterprises, Inc.                                 240,035
                                                        4,205  + Palm Harbor Homes, Inc.(a)                                  70,854
                                                        1,501    Skyline Corporation                                         60,115
                                                                                                                      -------------
                                                                                                                            371,004
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                                   17,859    Federal Signal Corporation                                 331,820
                                                       10,664  + Rayovac Corporation                                        280,996
                                                        4,031    Standex International Corporation                           98,760
                                                                                                                      -------------
                                                                                                                            711,576
-----------------------------------------------------------------------------------------------------------------------------------

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies - 3.0%          3,600  + ABIOMED, Inc.                                        $      31,860
                                                        4,700  + Abaxis, Inc.                                                61,147
                                                       10,800  + Advanced Medical Optics, Inc.                              427,356
                                                        6,650  + Advanced Neuromodulation Systems, Inc.                     201,828
                                                       17,200  + Align Technology, Inc.                                     262,816
                                                        9,500  + American Medical Systems Holdings, Inc.                    344,565
                                                        2,900  + Animas Corporation                                          46,690
                                                        6,308    Arrow International, Inc.                                  188,609
                                                        5,200  + Bio-Rad Laboratories, Inc. (Class A)                       265,720
                                                        8,900    BioLase Technology, Inc.(a)                                 72,624
                                                        5,049  + Biosite Diagnostics Incorporated(a)                        247,199
                                                       11,028  + CONMED Corporation                                         290,036
                                                       22,600  + Cardiac Science, Inc.                                       43,392
                                                       13,800  + Cepheid, Inc.                                              118,956
                                                        2,313  + Closure Medical Corporation                                 32,937
                                                        7,400  + Conceptus, Inc.(a)                                          68,598
                                                        6,669  + Cyberonics, Inc.                                           136,448
                                                        4,900  + DJ Orthopedics Incorporated                                 86,485
                                                        7,300    Diagnostic Products Corporation                            298,351
                                                        7,400  + Encore Medical Corporation                                  36,852
                                                        1,600  + Exactech, Inc.                                              32,720
                                                        4,450  + ICU Medical, Inc.(a)                                       115,878
                                                        4,700  + I-Flow Corporation                                          68,056
                                                       10,875  + Immucor, Inc.                                              269,156
                                                        9,422    Invacare Corp.                                             433,412
                                                        3,940  + Inverness Medical Innovations, Inc.                         81,952
                                                        6,900  + Kyphon Inc.                                                170,982
                                                        2,678    Landauer, Inc.                                             125,679
                                                        7,000  + Laserscope                                                 141,890
                                                       11,300  + LifeCell Corporation                                       113,000
                                                        4,200  + Medical Action Industries Inc.                              69,838
                                                       14,844    Mentor Corporation                                         499,946
                                                        7,810  + Merit Medical Systems, Inc.                                118,009
                                                       10,600  + Microtek Medical Holdings, Inc.                             33,496
                                                        4,637  + Molecular Devices Corporation                              109,294
                                                        4,200  + NuVasive, Inc.                                              44,352
                                                        7,614  + Ocular Sciences, Inc.                                      365,244
                                                       16,059  + OraSure Technologies, Inc.                                 101,172

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments & Supplies                14,000  + OrthoLogic Corp.                                     $      98,560
(concluded)                                            17,600  + Orthovita, Inc.                                             78,760
                                                       12,998    Owens & Minor, Inc.                                        330,149
                                                       25,473  + PSS World Medical, Inc.                                    255,749
                                                        2,700  + Palomar Medical Technologies, Inc.                          59,184
                                                        8,714    PolyMedica Corporation                                     268,391
                                                       22,000  + STERIS Corporation                                         482,680
                                                       10,600  + Sola International Inc.                                    201,930
                                                        9,000  + Sonic Innovations, Inc.                                     41,040
                                                        4,915  + SonoSite, Inc.                                             128,036
                                                        5,883  + SurModics, Inc.(a)                                         139,721
                                                       12,900  + Sybron Dental Specialties, Inc.                            383,001
                                                       14,429  + Techne Corporation                                         550,899
                                                       10,700  + ThermoGenesis Corp.                                         50,718
                                                       19,847  + Thoratec Laboratories Corporation                          190,928
                                                        5,900  + Urologix, Inc.                                              37,288
                                                        4,580  + Ventana Medical Systems, Inc.                              231,015
                                                       10,200  + Viasys Healthcare Inc.                                     170,646
                                                        1,824    Vital Signs, Inc.                                           58,332
                                                        8,676    West Pharmaceutical Services, Inc.                         180,895
                                                        8,000  + Wright Medical Group, Inc.                                 200,960
                                                          600    Young Innovations, Inc.                                     19,800
                                                                                                                      -------------
                                                                                                                         10,315,227
-----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                 3,000  + AMERICA SERVICE GROUP INC.                                 123,120
                                                       10,000  + Hanger Orthopedic Group, Inc.                               50,100
                                                       10,300  + Magellan Health Services, Inc.                             376,568
                                                        4,781    Option Care, Inc.                                           73,962
                                                       10,197  + PAREXEL International Corporation                          199,861
                                                          700  + ProxyMed, Inc.                                               6,979
                                                        6,195  + RehabCare Group, Inc.                                      142,671
                                                                                                                      -------------
                                                                                                                            973,261
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 0.9%                                3,500    CIRCOR International, Inc.                                  68,250
                                                        9,578    Commercial Metals Company                                  380,438
                                                        5,250  + Encore Wire Corporation                                     69,510
                                                        9,726    Kaydon Corp.                                               279,817
                                                        9,558  + Lone Star Technology                                       361,292
                                                       14,763  + Maverick Tube Corporation                                  454,848
                                                        7,100  + Metals USA, Inc.                                           125,954

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating (concluded)                           5,565    NN, Inc.                                             $      63,719
                                                        4,655  + NS Group, Inc.                                              86,118
                                                        2,556    Penn Engineering & Manufacturing Corp.                      47,593
                                                        5,805    Quanex Corporation                                         297,680
                                                        7,013  + RTI International Metals, Inc.                             135,842
                                                        8,647    Reliance Steel & Aluminum Co.                              343,286
                                                        5,893    Ryerson Tull, Inc.                                         101,183
                                                       21,000  + The Shaw Group Inc.                                        252,000
                                                        4,158    Valmont Industries, Inc.                                    86,777
                                                                                                                      -------------
                                                                                                                          3,154,307
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.6%                  7,173    AMCOL International Corporation                            137,148
                                                        5,511  + Brush Engineered Materials Inc.                            114,133
                                                        4,059  + Cleveland-Cliffs Inc.                                      328,251
                                                        3,300    Compass Minerals International, Inc.                        73,260
                                                       31,244  + GrafTech International Ltd.                                435,854
                                                       44,000  + Hecla Mining Company                                       327,360
                                                        7,153    Minerals Technologies, Inc.                                421,025
                                                       12,064  + Stillwater Mining Company                                  186,992
                                                        1,000  + Titanium Metals Corporation                                 23,460
                                                                                                                      -------------
                                                                                                                          2,047,483
-----------------------------------------------------------------------------------------------------------------------------------
Milling:Fruit & Grain Processing - 0.2%                12,889    Corn Products International, Inc.                          594,183
                                                        3,800    MGP Ingredients, Inc.                                       37,696
                                                                                                                      -------------
                                                                                                                            631,879
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.1%                       13,500  + NeighborCare, Inc.                                         342,225
-----------------------------------------------------------------------------------------------------------------------------------
Miscellanous Materials &                                6,000  + Ceradyne, Inc.                                             263,460
Commodities - 0.2%                                      9,779  + Symyx Technologies                                         230,295
                                                        6,789    WD-40 Company                                              194,165
                                                                                                                      -------------
                                                                                                                            687,920
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials & Processing - 0.2%             8,838  + Insituform Technologies, Inc. (Class A)                    165,005
                                                        6,900  + Metal Management, Inc.                                     125,442
                                                        5,655  + Rogers Corporation                                         240,281
                                                       27,759    USEC Inc.                                                  287,861
                                                                                                                      -------------
                                                                                                                            818,589
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.0%                 11,600  + BE Aerospace, Inc.                                         105,560
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%                          14,971    GenCorp Inc.                                               202,857
                                                        7,294    Kaman Corp. (Class A)                                       87,090
                                                        8,199    Lancaster Colony Corporation                               345,711
                                                        2,600    Raven Industries, Inc.                                     115,570

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies (concluded)                      1,465  + Sequa Corporation (Class A)                          $      76,488
                                                       13,150    Trinity Industries, Inc.                                   409,886
                                                       10,002    Walter Industries, Inc.                                    160,232
                                                                                                                      -------------
                                                                                                                          1,397,834
-----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business Equipment - 0.1%            1,000  + General Binding Corporation                                 14,040
                                                        5,224  + Imagistics International Inc.                              175,526
                                                        7,574    Kimball International (Class B)                            105,127
                                                       10,640  + Presstek, Inc.                                             102,889
                                                        3,400  + TransAct Technologies Incorporated                          87,890
                                                                                                                      -------------
                                                                                                                            485,472
-----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.0%                                3,227  + Atwood Oceanics, Inc.                                      153,412
-----------------------------------------------------------------------------------------------------------------------------------
Oil:Crude Producers - 2.7%                              2,200  + Atlas America, Inc.                                         47,894
                                                        4,901    Berry Petroleum Company (Class A)                          180,014
                                                       11,600  + Brigham Exploration Company                                109,040
                                                       10,874    Cabot Oil & Gas Corporation (Class A)                      488,243
                                                        6,400  + Callon Petroleum Company                                    81,152
                                                        7,400  + Cheniere Energy, Inc.                                      146,224
                                                       13,700  + Cimarex Energy Co.                                         478,678
                                                        2,400  + Clayton Williams Energy, Inc.                               51,432
                                                       10,557  + Comstock Resources, Inc.                                   220,852
                                                       16,970  + Denbury Resources Inc.                                     431,038
                                                        5,700  + Edge Petroleum Corporation                                  91,029
                                                        6,200  + Encore Acquisition Company                                 213,900
                                                        8,000  + Energy Partners, Ltd.                                      130,240
                                                       11,200  + FX Energy, Inc.(a)                                         101,248
                                                       15,000  + Forest Oil Corporation                                     451,800
                                                       10,715    Frontier Oil Corporation                                   252,981
                                                       61,743  + Grey Wolf, Inc.                                            301,923
                                                       11,900  + Harvest Natural Resources, Inc.                            197,540
                                                        5,683  + The Houston Exploration Company                            337,286
                                                       25,872  + Magnum Hunter Resources, Inc.                              298,563
                                                        5,900  + McMoRan Exploration Co.(a)                                  76,877
                                                       14,111  + The Meridian Resource Corporation                          124,600
                                                          500    PetroCorp Incorporated (Escrow Shares)                           0
                                                        6,300  + Petroleum Development Corporation                          276,066
                                                       25,490  + Plains Exploration & Production Company                    608,191
                                                       11,020  + Quicksilver Resources Inc.                                 360,023
                                                       25,237    Range Resources Corporation                                441,395

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Oil:Crude Producers (concluded)                         7,420  + Remington Oil & Gas Corporation                      $     194,775
                                                        4,749    Resource America, Inc. (Class A)                           112,029
                                                        7,687  + Spinnaker Exploration Company                              269,352
                                                        9,826    St. Mary Land & Exploration Company                        391,173
                                                        7,678  + Stone Energy Corporation                                   335,989
                                                        9,217  + Swift Energy Company                                       220,839
                                                        4,500  + Todco                                                       78,075
                                                       12,508  + Unit Corporation                                           438,781
                                                       18,883    Vintage Petroleum, Inc.                                    378,982
                                                        4,600  + Whiting Petroleum Corporation                              139,840
                                                                                                                      -------------
                                                                                                                          9,058,064
-----------------------------------------------------------------------------------------------------------------------------------
Oil:Integrated Domestic - 0.1%                          6,900  + Delta Petroleum Corporation                                 86,802
                                                        4,600  + Giant Industries, Inc.                                     111,780
                                                       14,600  + KCS Energy, Inc.                                           203,086
                                                       16,600  + Mission Resources Corporation                              104,414
                                                                                                                      -------------
                                                                                                                            506,082
-----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                               14,176    Ferro Corporation                                          309,178
                                                        9,540    H.B. Fuller Company                                        261,396
                                                        2,067    Kronos Worldwide, Inc.                                      82,070
                                                                                                                      -------------
                                                                                                                            652,644
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.3%                                            8,726    Albany International Corp. (Class A)                       260,122
                                                        7,398  + Buckeye Technologies Inc.                                   82,488
                                                       11,274  + Caraustar Industries, Inc.                                 189,065
                                                        5,092    Chesapeake Corporation                                     122,310
                                                        9,401    P.H. Glatfelter Company                                    116,478
                                                        7,580    Rock-Tenn Company (Class A)                                119,309
                                                       15,142    Wausau - Mosinee Paper Corporation                         252,114
                                                                                                                      -------------
                                                                                                                          1,141,886
-----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                         8,354    Spartech Corporation                                       209,685
-----------------------------------------------------------------------------------------------------------------------------------
Pollution Control & Environmental                      16,300  + Darling International Inc.                                  70,253
Services - 0.2%                                         3,400  + Duratek, Inc.                                               60,486
                                                       12,446  + Headwaters Incorporated                                    384,084
                                                        7,467  + Ionics, Inc.                                               201,609
                                                        3,000  + TRC Companies, Inc.                                         56,310
                                                                                                                      -------------
                                                                                                                            772,742
-----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                     8,151    Regal-Beloit Corporation                                   197,173
                                                        3,911    Woodhead Industries, Inc.                                   53,972
                                                                                                                      -------------
                                                                                                                            251,145

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Printing and Copying Services - 0.1%                   12,482    Bowne & Co., Inc.                                    $     162,141
                                                        2,400    Schawk, Inc.                                                34,872
                                                                                                                      -------------
                                                                                                                            197,013
-----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.3%                  2,200  + ADE Corporation                                             37,477
                                                       10,857  + ATMI, Inc.                                                 222,351
                                                        4,200  + August Technology Corp.                                     28,854
                                                       33,800  + Axcelis Technologies, Inc.                                 279,864
                                                       16,088  + Brooks Automation, Inc.                                    227,645
                                                       14,656    Cognex Corporation                                         383,987
                                                       30,768  + Credence Systems Corporation                               221,530
                                                       13,500  + Cymer, Inc.                                                386,910
                                                        6,131  + Dionex Corporation                                         335,366
                                                        6,808  + DuPont Photomasks, Inc.                                    116,008
                                                       10,961  + Electro Scientific Industries, Inc.                        190,173
                                                       14,400  + Entegris Inc.                                              120,096
                                                        6,990  + Esterline Technologies Corporation                         213,824
                                                        7,855  + FEI Company                                                155,215
                                                        3,200  + Intevac, Inc.                                               20,096
                                                       18,156  + Kulicke and Soffa Industries                               102,581
                                                       19,503  + LTX Corporation                                            105,511
                                                        8,200    MTS Systems Corporation                                    174,250
                                                       11,099  + Mattson Technology, Inc.                                    85,351
                                                       12,100  + Mykrolis Corporation                                       121,847
                                                        6,362  + Photon Dynamics, Inc.                                      129,149
                                                       10,079  + Photronics, Inc.                                           167,513
                                                        5,900  + Rofin-Sinar Technologies, Inc.                             173,342
                                                        4,473  + Rudolph Technologies, Inc.                                  74,878
                                                        6,990  + Ultratech Stepper, Inc.                                    109,533
                                                       11,442  + Varian Semiconductor Equipment Associates, Inc.            353,558
                                                                                                                      -------------
                                                                                                                          4,536,909
-----------------------------------------------------------------------------------------------------------------------------------
Publishing:Miscellaneous - 0.5%                         4,681    Advanced Marketing Services, Inc.                           50,508
                                                        8,994    Banta Corporation                                          357,512
                                                        3,400  + Consolidated Graphics, Inc.                                142,460
                                                        1,300    Courier Corporation                                         54,184
                                                        4,918  + Information Holdings Inc.                                  133,917
                                                        5,882  + Martha Stewart Living Omnimedia, Inc. (Class A)(a)          92,347
                                                       44,600  + PRIMEDIA Inc.                                              104,810
                                                        4,207  + Playboy Enterprises, Inc.                                   42,238

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Publishing:Miscellaneous (concluded)                   31,100    The Reader's Digest Association, Inc. (Class A)      $     453,749
                                                        9,660  + Scholastic Corporation                                     298,397
                                                        3,300    Thomas Nelson, Inc.                                         64,515
                                                                                                                      -------------
                                                                                                                          1,794,637
-----------------------------------------------------------------------------------------------------------------------------------
Publishing:Newspapers - 0.3%                           21,629    Hollinger International Inc.                               373,965
                                                        9,000    Journal Communications, Inc.                               157,860
                                                       12,233  + Journal Register Co.                                       231,204
                                                        2,755    Pulitzer Inc.                                              136,097
                                                                                                                      -------------
                                                                                                                            899,126
-----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.6%                          1,833  + Beasley Broadcast Group, Inc. (Class A)                     28,778
                                                       18,800  + Cumulus Media Inc. (Class A)                               270,532
                                                       18,400  + Emmis Communications Corporation (Class A)                 332,304
                                                        1,500  + Fisher Communications, Inc.                                 72,000
                                                       13,100    Gray Television, Inc.                                      155,890
                                                        5,254    The Liberty Corporation                                    208,794
                                                       10,100  + Lin TV Corp. (Class A)                                     196,748
                                                        5,900  + Nexstar Broadcasting Group, Inc.                            50,268
                                                       20,268  + Paxson Communications Corporation                           27,362
                                                       10,171  + Regent Communications, Inc.                                 57,568
                                                        5,433  + Saga Communications, Inc. (Class A)                         92,089
                                                        3,183  + Salem Communications Corporation (Class A)                  80,594
                                                       17,164    Sinclair Broadcast Group, Inc. (Class A)                   125,297
                                                       14,584  + Spanish Broadcasting System, Inc. (Class A)                143,507
                                                        2,668    World Wrestling Federation Entertainment, Inc.              32,603
                                                        7,108  + Young Broadcasting Inc. (Class A)                           77,264
                                                                                                                      -------------
                                                                                                                          1,951,598
-----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.1%                                 500    The Greenbrier Companies, Inc.                              12,000
                                                       12,739    Wabtec Corporation                                         238,092
                                                                                                                      -------------
                                                                                                                            250,092
-----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.2%                                        6,281    Florida East Coast Industries, Inc.                        235,852
                                                        6,350  + Genesee & Wyoming Inc. (Class A)                           160,782
                                                       21,876  + Kansas City Southern Industries, Inc.                      331,859
                                                        8,902  + RailAmerica, Inc.                                           98,367
                                                                                                                      -------------
                                                                                                                            826,860
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.4%                                      1,500  + Avatar Holdings Inc.(a)                                     63,675
                                                        3,800  + Bluegreen Corporation                                       42,294
                                                        4,150  + CB Richard Ellis Group, Inc.                                95,865
                                                        1,900    Consolidated-Tomoka Land Co.                                66,082

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate (concluded)                                 3,700  + First Acceptance Corporation                         $      26,455
                                                        6,600    LNR Property Corp.                                         408,606
                                                        1,300  + Reading International, Inc. (Class A)                       10,400
                                                        8,000  + Sunterra Corporation                                        76,240
                                                          250  + Tarragon Realty Investors Inc.                               3,253
                                                        1,915  + Tejon Ranch Co.                                             72,100
                                                        9,278  + Trammell Crow Company                                      145,850
                                                        9,900  + WCI Communities, Inc.                                      230,670
                                                                                                                      -------------
                                                                                                                          1,241,490
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) - 6.8%            10,601    Acadia Realty Trust                                        156,365
                                                        6,100    Affordable Residential Communities                          89,060
                                                          567  + Alexander's, Inc.                                          112,890
                                                        7,256    Alexandria Real Estate Equities, Inc.                      476,864
                                                        2,050  + American Campus Communities, Inc.                           38,048
                                                       38,300    American Financial Realty Trust                            540,413
                                                       10,197    American Home Mortgage Investment Corp.                    285,006
                                                        8,340    Amli Residential Properties Trust                          254,787
                                                       15,700    Anthracite Capital, Inc.                                   174,584
                                                       14,800    Anworth Mortgage Asset Corporation                         168,424
                                                        3,900    Arbor Realty Trust, Inc.                                    86,580
                                                        7,900    Ashford Hospitality Trust                                   74,260
                                                        5,899    Bedford Property Investors, Inc.                           178,976
                                                        4,550    BioMed Realty Trust, Inc.                                   80,035
                                                       12,347    Brandywine Realty Trust                                    351,643
                                                        8,848    CRT Properties Inc.                                        189,790
                                                       11,850    Capital Automotive                                         370,550
                                                       10,800    Capital Lease Funding, Inc.                                119,232
                                                          700    Capital Trust, Inc.                                         20,370
                                                        7,600    Capstead Mortgage Corporation                               94,620
                                                       19,600    CarrAmerica Realty Corporation                             640,920
                                                        8,200    Cedar Shopping Centers Inc.                                114,390
                                                        7,506    Colonial Properties Trust                                  301,891
                                                       17,075    Commercial Net Lease Realty                                311,107
                                                       17,803    Cornerstone Realty Income Trust, Inc.                      173,757
                                                        9,900    Corporate Office Properties Trust                          253,638
                                                        3,500    Correctional Properties Trust                               95,550
                                                       11,000    Cousins Properties, Inc.                                   377,410
                                                        6,927    EastGroup Properties, Inc.                                 229,976

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) (continued)        9,080    Entertainment Properties Trust                       $     343,224
                                                       15,040    Equity Inns Inc.                                           148,595
                                                        9,300    Equity One, Inc.                                           182,466
                                                        8,395    Essex Property Trust, Inc.                                 603,181
                                                        3,650    Extra Space Storage Inc.                                    46,538
                                                       16,370  + FelCor Lodging Trust Inc.                                  185,145
                                                       14,600    First Industrial Realty Trust, Inc.                        538,740
                                                        9,682    Gables Residential Trust                                   330,640
                                                        5,700    Getty Realty Corporation                                   149,454
                                                       10,839    Glenborough Realty Trust Incorporated                      225,126
                                                       11,756    Glimcher Realty Trust                                      285,671
                                                        1,700    Global Signal Inc.                                          38,930
                                                        9,500    Government Properties Trust, Inc.                           90,250
                                                        1,650  + Gramercy Capital Corp.                                      25,740
                                                       14,800    Healthcare Realty Trust, Inc.                              577,792
                                                        7,800    Heritage Property Investment Trust                         227,526
                                                        8,200    Highland Hospitality Corporation                            93,480
                                                       18,500    Highwoods Properties, Inc.                                 455,285
                                                        5,900  + HomeBanc Corp.                                              53,100
                                                       10,820    Home Properties of New York, Inc.                          428,039
                                                       23,100    Impac Mortgage Holdings, Inc.                              607,530
                                                       14,192    Innkeepers USA Trust                                       176,548
                                                       13,600    Investors Real Estate Trust                                136,136
                                                        8,878    Kilroy Realty Corporation                                  337,630
                                                        2,900    Kite Realty Group Trust                                     38,135
                                                        8,000    Kramont Realty Trust                                       148,800
                                                        4,500    LTC Properties                                              80,505
                                                       62,300  + La Quinta Corporation                                      485,940
                                                        9,220    LaSalle Hotel Properties                                   254,472
                                                       14,642    Lexington Corporate Properties Trust                       317,878
                                                        9,400    Luminent Mortgage Capital, Inc.                            119,192
                                                       26,900    MFA Mortgage Investments, Inc.                             247,749
                                                        9,900    Maguire Properties, Inc.                                   240,669
                                                        6,194    Manufactured Home Communities, Inc.                        205,889
                                                       24,458  + MeriStar Hospitality Corporation                           133,296
                                                        5,929    Mid-America Apartment Communities, Inc.                    230,935
                                                        4,500    Mission West Properties Inc.                                46,575
                                                        2,450  + MortgageIT Holdings Inc.                                    35,403

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REIT) (concluded)        7,529    National Health Investors, Inc.                      $     214,125
                                                       22,059    Nationwide Health Properties, Inc.                         457,724
                                                       11,300    Newcastle Investment Corporation                           346,910
                                                        9,000    Novastar Financial, Inc.(a)                                392,400
                                                       12,000    OMEGA Healthcare Investors, Inc.                           129,120
                                                        6,000    Origen Financial, Inc.                                      44,160
                                                        4,308    PS Business Parks, Inc.                                    171,674
                                                        4,404    Parkway Properties, Inc.                                   204,566
                                                        9,832    Pennsylvania Real Estate Investment Trust                  380,105
                                                       13,086    Post Properties, Inc.                                      391,271
                                                       13,950    Prentiss Properties Trust                                  502,200
                                                        6,675    Price Legacy Corporation                                   126,491
                                                        9,000    RAIT Investment Trust                                      246,150
                                                        5,400    Ramco-Gershenson Properties Trust                          146,232
                                                       14,300    Realty Income Corporation                                  643,929
                                                        5,995    Redwood Trust, Inc.                                        374,208
                                                        4,822    Saul Centers, Inc.                                         158,547
                                                       10,400  + Saxon Capital Inc.                                         223,600
                                                       17,814    Senior Housing Properties Trust                            317,445
                                                        4,604    Sovran Self Storage, Inc.                                  180,385
                                                        3,500    Strategic Hotel Capital, Inc.                               47,320
                                                        9,319    Summit Properties Inc.                                     252,079
                                                        5,343    Sun Communities, Inc.                                      209,392
                                                        5,561    Tanger Factory Outlet Centers, Inc.                        249,022
                                                       15,608    Taubman Centers, Inc.                                      403,155
                                                        7,163    Town & Country Trust                                       182,298
                                                       10,300    U.S. Restauant Properties, Inc.                            173,967
                                                        3,727    Universal Health Realty Income Trust                       112,928
                                                        5,700    Urstadt Biddle Properties (Class A)                         86,868
                                                       13,865    Washington Real Estate Investment Trust                    420,110
                                                        7,255    Winston Hotels, Inc.                                        77,629
                                                                                                                      -------------
                                                                                                                         23,099,350
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.4%                    5,843    Arctic Cat Inc.                                            151,626
                                                        4,407    Coachmen Industries, Inc.                                   69,542
                                                       17,799  + Fleetwood Enterprises, Inc.                                270,189
                                                        1,450    Marine Products Corp.                                       26,100
                                                        9,224    Monaco Coach Corporation                                   199,700
                                                       12,884    Thor Industries, Inc.                                      341,039

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats (concluded)               8,190    Winnebago Industries, Inc.                           $     283,702
                                                                                                                      -------------
                                                                                                                          1,341,898
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:Commercial - 0.2%             3,753    Electro Rent Corporation                                    41,433
                                                       15,700    GATX Corporation                                           418,562
                                                        3,600  + Marlin Business Services Inc.                               67,536
                                                        2,205    McGrath Rentcorp                                            80,593
                                                       14,700  + United Rentals, Inc.                                       233,583
                                                                                                                      -------------
                                                                                                                            841,707
-----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:Consumer - 0.2%              11,793    Aaron Rents, Inc.                                          256,616
                                                        2,200  + Amerco                                                      83,424
                                                        8,395  + Dollar Thrifty Automotive Group, Inc.                      204,250
                                                        8,678  + Rent-Way, Inc.                                              59,444
                                                        4,558  + WESCO International, Inc.                                  110,532
                                                                                                                      -------------
                                                                                                                            714,266
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                                      3,600  + BJ's Restaurants Inc.                                       57,132
                                                       12,480    Bob Evans Farms, Inc.                                      338,957
                                                        2,725  + Buffalo Wild Wings Inc.                                     76,409
                                                       17,200    CBRL Group, Inc.                                           620,576
                                                       12,350  + CEC Entertainment Inc.                                     453,863
                                                       18,700  + CKE Restaurants, Inc.                                      206,635
                                                        6,300  + California Pizza Kitchen, Inc.                             137,655
                                                        4,100  + Cosi, Inc.                                                  21,935
                                                        3,500  + Dave & Buster's, Inc.                                       66,430
                                                        4,150    Domino's Pizza, Inc.                                        61,005
                                                        6,748    IHOP Corp.                                                 257,841
                                                       12,118  + Jack in the Box Inc.                                       384,504
                                                       17,300  + Krispy Kreme Doughnuts, Inc.(a)                            219,018
                                                        7,096    Landry's Restaurants, Inc.                                 193,650
                                                        6,554    Lone Star Steakhouse & Saloon, Inc.                        169,290
                                                        8,884  + O'Charley's Inc.                                           144,809
                                                        8,908  + P.F. Chang's China Bistro, Inc.                            431,949
                                                        9,800  + Panera Bread Company (Class A)(a)                          367,892
                                                        4,848  + Papa John's International, Inc.                            148,737
                                                       12,377  + RARE Hospitality International, Inc.                       329,847
                                                        4,000  + Red Robin Gourmet Burgers                                  174,680
                                                       15,400  + Ryan's Restaurant Group Inc.                               228,536
                                                       21,114  + Sonic Corp.                                                541,152
                                                        7,028  + The Steak 'n Shake Company                                 120,038

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants (concluded)                                11,850    Triarc Companies, Inc. (Class B)                     $     135,920
                                                                                                                      -------------
                                                                                                                          5,888,460
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.8%                                           1,700  + 1-800 CONTACTS, INC.                                        25,857
                                                        7,324  + 1-800-FLOWERS.COM, Inc.                                     60,789
                                                       18,700  + 99 Cents Only Stores                                       266,101
                                                        4,600  + A.C. Moore Arts & Crafts, Inc.                             113,758
                                                       19,250  + Aeropostale, Inc.                                          504,350
                                                        1,900  + America's Car-Mart, Inc.                                    64,125
                                                        2,600  + Asbury Automotive Group, Inc.                               35,100
                                                        3,310    bebe stores, inc.                                           69,907
                                                        5,600  + Big 5 Sporting Goods Corporation                           127,680
                                                        1,900    Blair Corporation                                           53,542
                                                        2,000  + Blue Nile, Inc.                                             67,360
                                                        3,800    The Bon-Ton Stores, Inc.                                    46,322
                                                        6,650  + Brookstone, Inc.                                           125,619
                                                        5,979    Brown Shoe Company, Inc.                                   149,834
                                                        1,249    The Buckle, Inc.                                            34,310
                                                        5,792    Burlington Coat Factory Warehouse Corporation              122,964
                                                       13,934  + CSK Auto Corporation                                       185,601
                                                        4,650  + Cache, Inc.                                                 69,750
                                                        9,800  + Casual Male Retail Group, Inc.                              51,352
                                                        6,497    The Cato Corporation (Class A)                             144,558
                                                        6,900  + Central Garden & Pet Company                               211,278
                                                        4,400  + Charlotte Russe Holding Inc.                                50,512
                                                       38,140  + Charming Shoppes, Inc.                                     271,557
                                                        5,485  + The Children's Place Retail Stores, Inc.                   131,146
                                                       12,728    Christopher & Banks Corporation                            203,775
                                                        7,830  + Coldwater Creek Inc.                                       163,412
                                                        4,500  + Cole National Corporation (Class A)                        124,695
                                                          600  + Conn's, Inc.                                                 8,388
                                                        8,376  + Cost Plus, Inc.                                            296,343
                                                          500    Deb Shops, Inc.                                             12,200
                                                       10,000  + Dick's Sporting Goods, Inc.                                356,200
                                                        6,845  + The Dress Barn, Inc.                                       119,445
                                                       10,300  + Drugstore.com, Inc.                                         35,226
                                                        3,931  + Electronics Boutique Holdings Corp.                        134,047
                                                       14,635    Fred's, Inc.                                               262,845
                                                        5,000  + GSI Commerce, Inc.                                          44,050

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Retail (continued)                                      6,600  + GameStop Corporation                                 $     122,166
                                                        3,116  + Gander Mountain Company                                     62,367
                                                        7,238  + Genesco Inc.                                               170,455
                                                        8,100  + Global Imaging Systems, Inc.                               251,748
                                                        6,200    Goody's Family Clothing, Inc.                               52,204
                                                        5,532  + Group 1 Automotive, Inc.                                   150,913
                                                        9,139  + Guitar Center, Inc.                                        395,719
                                                       11,558  + The Gymboree Corporation                                   166,435
                                                        8,200    Hancock Fabrics, Inc.                                       98,236
                                                        7,961    Handleman Company                                          162,882
                                                        8,850  + Hibbett Sporting Goods, Inc.                               181,337
                                                       17,181  + Hot Topic, Inc.                                            292,764
                                                       17,498  + Insight Enterprises, Inc.                                  294,666
                                                        7,162  + J. Jill Group Inc.                                         142,166
                                                        6,205  + Jo-Ann Stores, Inc.                                        173,988
                                                        4,687  + Jos. A. Bank Clothiers, Inc.                               129,736
                                                        1,647    Lawson Products, Inc.                                       67,478
                                                       14,918  + Linens 'n Things, Inc.                                     345,650
                                                        4,600    Lithia Motors, Inc.                                         97,796
                                                        3,000  + MarineMax, Inc.                                             67,560
                                                       11,361  + The Men's Wearhouse, Inc.                                  330,037
                                                        3,400  + Overstock.com, Inc.(a)                                     124,882
                                                        1,259  + PC Connection, Inc.                                          8,649
                                                        3,600  + PC Mall, Inc.                                               55,044
                                                        2,800  + The Pantry, Inc.                                            70,476
                                                        3,500  + Party City Corporation                                      51,695
                                                       23,800  + Payless ShoeSource, Inc.                                   241,094
                                                        5,400  + PetMed Express, Inc.                                        25,650
                                                        7,916  + Priceline.com Incorporated                                 175,498
                                                       11,700  + Restoration Hardware, Inc.                                  60,606
                                                        2,300  + Retail Ventures, Inc.                                       17,342
                                                          100  + Rush Enterprises, Inc.                                       1,169
                                                        3,047    Russ Berrie and Company, Inc.                               61,397
                                                        6,254  + School Specialty, Inc.                                     246,470
                                                        4,800  + Sharper Image Corporation                                  102,960
                                                       11,398  + ShopKo Stores, Inc.                                        198,439
                                                        9,200    Sonic Automotive, Inc.                                     184,460
                                                        7,426  + The Sports Authority, Inc.                                 172,283

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Retail (concluded)                                      7,300  + Stage Stores, Inc.                                   $     249,806
                                                        7,703    Stamps.com Inc.                                            102,450
                                                        6,824  + Stein Mart, Inc.                                           103,861
                                                       11,366  + Too Inc.                                                   205,384
                                                       11,000  + Tractor Supply Company                                     345,840
                                                       10,930  + Trans World Entertainment Corporation                      106,786
                                                        7,490  + Tuesday Morning Corporation                                231,591
                                                        5,531    United Auto Group, Inc.                                    138,773
                                                       14,180  + United Natural Foods, Inc.                                 377,188
                                                        6,056  + ValueVision International, Inc. (Class A)                   81,090
                                                       18,800  + Zale Corporation                                           528,280
                                                                                                                      -------------
                                                                                                                         12,769,464
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 2.4%                                   6,937    Anchor Bancorp, Inc.                                       179,668
                                                          600  + BFC Financial Corporation                                    6,600
                                                       23,038    Bank Mutual Corporation                                    276,456
                                                       16,642    BankAtlantic Bancorp, Inc. (Class A)                       304,881
                                                       10,173  + BankUnited Financial Corporation (Class A)                 296,543
                                                        1,800    Berkshire Hills Bancorp, Inc.                               66,510
                                                        1,900    Beverly Hills Bancorp Inc.                                  19,855
                                                       19,587    Brookline Bancorp, Inc.                                    306,928
                                                          500    Charter Financial Corporation                               16,965
                                                        1,900    Citizens First Bancorp, Inc.                                47,671
                                                        4,250    Coastal Financial Corporation                               59,755
                                                       14,026    Commercial Capital Bancorp, Inc.                           318,250
                                                       14,727    Commercial Federal Corporation                             397,334
                                                       12,749    Dime Community Bancshares                                  214,183
                                                        5,900    Downey Financial Corp.                                     324,264
                                                        4,348    Fidelity Bankshares, Inc                                   161,702
                                                        6,212    First Federal Capital Corp.                                187,851
                                                        4,226    First Financial Holdings, Inc.                             132,105
                                                        3,488    First Indiana Corporation                                   70,109
                                                       30,984    First Niagara Financial Group, Inc.                        414,566
                                                        3,000    First Place Financial Corp.                                 60,000
                                                        4,300    First Republic Bank                                        197,800
                                                        5,600  + FirstFed Financial Corp.                                   273,728
                                                       10,050    Flagstar Bancorp, Inc.                                     213,864
                                                        5,575    Flushing Financial Corporation                             105,981
                                                        3,078    Great Southern Bancorp, Inc.                                96,188

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan (concluded)                              7,117    Harbor Florida Bancshares, Inc.                      $     221,339
                                                        3,400    Horizon Financial Corp.                                     65,314
                                                       10,000    Hudson River Bancorp, Inc.                                 189,800
                                                        2,700    IBERIABANK Corporation                                     155,844
                                                        1,800  + ITLA Capital Corporation                                    83,160
                                                        8,100    KNBT Bancorp Inc.                                          136,404
                                                       10,360    MAF Bancorp, Inc.                                          446,827
                                                          300    NASB Financial Inc.                                         11,328
                                                       18,411    Net.B@nk, Inc.                                             184,294
                                                        4,667    Northwest Bancorp, Inc.                                    105,801
                                                        2,896    OceanFirst Financial Corp.                                  70,257
                                                       13,165  + Ocwen Financial Corporation                                120,460
                                                        5,041    PFF Bancorp, Inc.                                          192,919
                                                        6,228    Partners Trust Financial Group, Inc.                        64,522
                                                        1,500    PennFed Financial Services, Inc.                            45,615
                                                        9,989    Provident Bancorp, Inc.                                    117,271
                                                        1,650    Provident Financial Holdings, Inc.                          47,850
                                                       21,761    Provident Financial Services, Inc.                         375,375
                                                        8,169    Sterling Financial Corporation                             287,876
                                                        8,100    TierOne Corporation                                        186,786
                                                        8,561    United Community Financial Corp.                            97,339
                                                       11,530    Waypoint Financial Corp.                                   317,882
                                                          400    Westfield Financial, Inc.                                    9,440
                                                                                                                      -------------
                                                                                                                          8,283,460
-----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                 7,176  + Bioveris Corporation                                        44,563
                                                       13,335  + Newport Corporation                                        152,952
                                                       11,535  + Varian Inc.                                                436,830
                                                                                                                      -------------
                                                                                                                            634,345
-----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%                    900    BKF Capital Group, Inc.                                     26,370
                                                       14,745    Charter Municipal Mortgage Acceptance Company              324,243
                                                       16,500  + Investment Technology Group, Inc.                          252,450
                                                       35,900  + Knight Trading Group, Inc. (Class A)                       331,357
                                                       15,200  + LaBranche & Co. Inc.                                       128,440
                                                        7,761  + NCO Group, Inc.                                            209,159
                                                        5,004    SWS Group, Inc.                                             80,464
                                                                                                                      -------------
                                                                                                                          1,352,483
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 2.8%                             4,563  + 4Kids Entertainment, Inc.                                   92,173
                                                       12,470    ABM Industries, Inc.                                       251,271

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial (continued)                        4,005  + AMN Healthcare Services, Inc.                        $      47,860
                                                        7,161  + Administaff, Inc.                                           83,784
                                                        5,000  + The Advisory Board Company                                 168,000
                                                        3,800    Ambassadors Group, Inc.                                    102,600
                                                        3,000    Angelica Corporation                                        74,640
                                                       13,700  + autobytel.com inc.                                         122,889
                                                        5,001    CDI Corp.                                                  102,521
                                                        6,478  + Casella Waste Systems, Inc.                                 76,700
                                                        5,785    Central Parking Corporation                                 76,478
                                                       20,953  + Century Business Services, Inc.                             94,079
                                                        4,800  + Charles River Associates Incorporated                      183,792
                                                        3,886    Chemed Corporation                                         216,606
                                                        5,300  + Clark, Inc.                                                 71,762
                                                        8,392  + Coinstar, Inc.                                             195,534
                                                        4,400  + Cornell Companies, Inc.                                     54,560
                                                       11,694  + Corrections Corporation of America                         413,500
                                                        5,850  + CoStar Group Inc.                                          287,762
                                                        8,300  + Cross Country Healthcare, Inc.                             128,650
                                                        6,700  + DiamondCluster International, Inc. (Class A)                81,740
                                                        3,302  + Exponent, Inc.                                              90,970
                                                       16,700  + Exult Inc.                                                  87,842
                                                       14,141  + FTI Consulting, Inc.                                       267,265
                                                        2,600  + First Advantage Corporation                                 41,756
                                                        4,481  + Forrester Research, Inc.                                    68,290
                                                        6,677    G & K Services, Inc. (Class A)                             265,344
                                                        2,600  + Gartner Group, Inc. (Class B)                               30,030
                                                        3,200  + The Geo Group Inc.                                          65,440
                                                        7,000    Gevity HR, Inc.                                            107,660
                                                        2,800  + Greg Manning Auctions, Inc.(a)                              31,332
                                                       17,000  + Harris Interactive Inc.                                    112,030
                                                        6,658  + Heidrick & Struggles International, Inc.                   191,884
                                                        4,000  + Hudson Highland Group, Inc.                                116,760
                                                        2,865  + Insurance Auto Auctions, Inc.                               49,135
                                                        6,450    Jackson Hewitt Tax Service Inc.                            130,484
                                                        5,868    Kelly Services, Inc. (Class A)                             156,734
                                                        5,800  + kforce.com, Inc.                                            48,604
                                                       11,868  + Korn/Ferry International                                   216,354
                                                       15,822  + Labor Ready, Inc.                                          221,824

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial (concluded)                        5,404  + MAXIMUS, Inc.                                        $     155,689
                                                       34,005  + MPS Group, Inc.                                            285,982
                                                        4,000  + Medical Staffing Network Holdings, Inc.                     24,560
                                                        2,854  + MemberWorks Incorporated(a)                                 74,889
                                                        5,742  + Midas Group, Inc.                                           93,020
                                                        3,100  + Monro Muffler Brake, Inc.                                   67,735
                                                       16,323  + Navigant Consulting, Inc.                                  358,453
                                                        4,811  + Navigant International, Inc.(a)                             78,564
                                                        3,817  + NetRatings, Inc.                                            68,057
                                                        2,821  + PDI, Inc.                                                   76,139
                                                        9,339  + Pegasus Systems, Inc.                                      111,321
                                                       19,110    The Pep Boys-Manny, Moe & Jack                             267,540
                                                        4,648  + Pre-Paid Legal Services, Inc.(a)                           119,584
                                                        8,616  + Resources Connection, Inc.                                 325,512
                                                        6,468    Rollins, Inc.                                              157,108
                                                       21,100  + SITEL Corporation                                           45,576
                                                        2,050  + Salesforce.com, Inc.                                        32,042
                                                        8,600  + The Source Information Management Company                   83,592
                                                       21,029  + Spherion Corporation                                       164,447
                                                        3,340    StarTek, Inc.                                              104,742
                                                       12,689  + TeleTech Holdings, Inc.                                    119,784
                                                       18,531  + Tetra Tech, Inc.                                           234,788
                                                        1,300  + Travelzoo Inc.(a)                                           67,600
                                                        3,000    UniFirst Corporation                                        85,800
                                                        1,659  + Volt Information Sciences, Inc.                             47,729
                                                       14,418  + Waste Connections, Inc.                                    456,762
                                                       10,625    Watson Wyatt & Company Holdings                            279,438
                                                       14,113  + Wireless Facilities, Inc.                                   98,368
                                                        3,700    World Fuel Services Corporation                            132,460
                                                                                                                      -------------
                                                                                                                          9,443,920
-----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.4%                                        15,092    Alexander & Baldwin, Inc.                                  512,222
                                                        4,300  + GulfMark Offshore, Inc.                                     70,219
                                                        7,230  + Kirby Corporation                                          290,285
                                                        8,898    Overseas Shipholding Group, Inc.                           441,697
                                                        1,800  + Seabulk International, Inc.                                 18,630
                                                                                                                      -------------
                                                                                                                          1,333,053
-----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.4%                                            3,800  + Deckers Outdoor Corporation(a)                             129,200
                                                        6,133    The Finish Line, Inc.                                      189,632

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Shoes (concluded)                                       7,896    K-Swiss Inc. (Class A)                               $     151,998
                                                        1,892    Kenneth Cole Productions, Inc. (Class A)                    53,241
                                                        2,300  + Shoe Carnival, Inc.                                         27,117
                                                        6,555  + Skechers U.S.A., Inc. (Class A)                             95,179
                                                        4,012  + Steve Madden, Ltd.                                          70,812
                                                       12,935    The Stride Rite Corporation                                132,584
                                                          150    Weyco Group, Inc.                                            5,550
                                                       14,572    Wolverine World Wide, Inc.                                 367,214
                                                                                                                      -------------
                                                                                                                          1,222,527
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.7%                                           36,027  + AK Steel Holding Corporation                               293,980
                                                       28,900    Allegheny Technologies, Inc.                               527,425
                                                        7,426    Carpenter Technology Corporation                           354,517
                                                        5,223    Gibraltar Steel Corporation                                188,864
                                                       10,500  + Oregon Steel Mills, Inc.                                   174,615
                                                        7,450    Schnitzer Steel Industries, Inc. (Class A)                 241,008
                                                       13,997    Steel Dynamics, Inc.                                       540,564
                                                        4,600    Steel Technologies Inc.                                    117,838
                                                        1,100  + Wheeling-Pittsburgh Corporation                             34,441
                                                                                                                      -------------
                                                                                                                          2,473,252
-----------------------------------------------------------------------------------------------------------------------------------
Synthetic Fibers - 0.0%                                14,818    Wellman, Inc.                                              125,657
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.4%                     4,300    Applied Signal Technology, Inc.                            137,557
                                                       25,400  + Arris Group Inc.                                           132,588
                                                        7,185  + Audiovox Corporation (Class A)                             120,995
                                                       12,334  + C-COR.net Corp.                                            104,222
                                                        1,200  + INTAC International Inc.                                     9,528
                                                       17,700  + InterDigital Communications Corporation                    288,864
                                                        5,700  + MasTec, Inc.                                                29,925
                                                       32,377  + Powerwave Technologies, Inc.                               199,442
                                                       17,800  + SBA Communications Corporation                             124,600
                                                        6,380    SpectraLink Corporation                                     60,610
                                                       14,900  + SymmetriCom, Inc.                                          140,954
                                                       22,176  + Terayon Communication Systems, Inc.                         47,013
                                                        7,900    WilTel Communications Group, Inc. (Litigation Trust
                                                                 Certificates)                                                    0
                                                                                                                      -------------
                                                                                                                          1,396,298
-----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                 8,100  + DHB Capital Group Inc.                                     115,020
                                                       14,621  + Interface, Inc.                                            117,260
                                                                                                                      -------------
                                                                                                                            232,280

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel                                        2,300  + Carter's, Inc.                                       $      63,687
Manufacturers - 0.6%                                    2,200    Cherokee Inc.                                               52,492
                                                        3,585  + Guess?, Inc.                                                63,849
                                                        4,200  + Hartmarx Corporation                                        31,164
                                                       10,182    Kellwood Co.                                               371,134
                                                        3,702    OshKosh B'Gosh, Inc. (Class A)                              74,780
                                                        5,342    Oxford Industries, Inc.                                    198,990
                                                        2,900  + Perry Ellis International, Inc.                             65,221
                                                        8,054    Phillips-Van Heusen Corporation                            179,443
                                                       18,450  + Quiksilver, Inc.                                           468,999
                                                       11,017    Russell Corporation                                        185,526
                                                       14,200  + Warnaco Group, Inc.                                        315,666
                                                                                                                      -------------
                                                                                                                          2,070,951
-----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.4%                                   3,674    Bandag, Incorporated                                       160,921
                                                       23,400    Cooper Tire & Rubber Company                               471,978
                                                       54,300  + The Goodyear Tire & Rubber Company                         583,182
                                                                                                                      -------------
                                                                                                                          1,216,081
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.3%                                         14,955    DIMON Incorporated                                          88,085
                                                        6,120    Schweitzer-Manduit International, Inc.                     198,288
                                                        3,100    Standard Commercial Corporation                             48,825
                                                       13,700  + Star Scientific, Inc.(a)                                    81,104
                                                        8,656    Universal Corporation                                      386,404
                                                       10,194    Vector Group Ltd.                                          153,222
                                                                                                                      -------------
                                                                                                                            955,928
-----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                            10,030  + JAKKS Pacific, Inc.                                        230,690
                                                        8,000  + Leapfrog Enterprises, Inc.(a)                              162,000
                                                                                                                      -------------
                                                                                                                            392,690
-----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.3%                     2,700  + Hub Group, Inc. (Class A)                                  100,575
                                                       32,500  + Laidlaw International, Inc.                                534,625
                                                       10,400  + Pacer International, Inc.                                  170,560
                                                        2,900    Quixote Corporation                                         55,912
                                                        6,181  + SCS Transportation, Inc.                                   117,068
                                                        1,900  + U.S. Xpress Enterprises, Inc. (Class A)                     35,226
                                                                                                                      -------------
                                                                                                                          1,013,966
-----------------------------------------------------------------------------------------------------------------------------------
Truckers - 1.0%                                         7,341    Arkansas Best Corporation                                  268,827
                                                        7,100  + Central Freight Lines, Inc.                                 42,671
                                                        2,900  + Covenant Transport, Inc. (Class A)                          56,028
                                                        6,288  + Forward Air Corporation                                    251,646

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Truckers (concluded)                                   16,980    Heartland Express, Inc.                              $     313,281
                                                       12,075  + Knight Transportation, Inc.                                258,647
                                                       10,008  + Landstar System, Inc.                                      587,269
                                                        1,300  + Marten Transport, Ltd.                                      22,711
                                                        5,450  + Old Dominion Freight Line, Inc.                            157,015
                                                       10,900    Overnite Corporation                                       342,587
                                                        1,200  + P.A.M. Transportation Services, Inc.                        22,992
                                                        2,200  + Quality Distribution Inc.                                   13,442
                                                       14,700  + Swift Transportation Co., Inc.                             247,254
                                                       10,541    USF Corporation                                            378,316
                                                       14,200    Werner Enterprises, Inc.                                   274,202
                                                                                                                      -------------
                                                                                                                          3,236,888
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                     18,700  + Mediacom Communications Corporation                        122,111
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                           16,675    Avista Corporation                                         301,818
                                                       11,100    Black Hills Corporation                                    308,358
                                                        5,189    CH Energy Group, Inc.                                      237,656
                                                       52,000  + CMS Energy Corporation                                     495,040
                                                        3,903    Central Vermont Public Service Corporation                  78,489
                                                       15,767    Cleco Corporation                                          271,823
                                                       28,000    Duquesne Light Holdings Inc.                               502,880
                                                       17,508  + El Paso Electric Company                                   281,354
                                                        9,668    Empire District Electric Company                           198,677
                                                       13,400    IDAcorp Inc.                                               389,404
                                                        5,645    MGE Energy, Inc.                                           179,624
                                                        8,486    Otter Tail Company                                         216,393
                                                       21,678    PNM Resources Inc.                                         487,972
                                                       38,877  + Sierra Pacific Resources(a)                                347,949
                                                        4,900    UIL Holdings Corporation                                   241,031
                                                       11,283    UniSource Energy Corporation                               274,741
                                                                                                                      -------------
                                                                                                                          4,813,209
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 1.7%                     19,338    Atmos Energy Corporation                                   487,124
                                                        5,322    Cascade Natural Gas Corporation                            112,986
                                                       11,900    Energen Corporation                                        613,445
                                                        3,600    EnergySouth, Inc.                                           98,100
                                                        6,448    The Laclede Group, Inc.                                    188,475
                                                       14,400    NICOR, Inc.                                                528,480
                                                        8,183    NUI Corporation                                            109,161
                                                        9,974    New Jersey Resources Corporation                           412,923

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors (concluded)                10,199    Northwest Natural Gas Company                        $     323,614
                                                       13,800    Peoples Energy Corporation                                 575,184
                                                       12,000    Piedmont Natural Gas Company, Inc.                         527,280
                                                        4,966    South Jersey Industries, Inc.                              237,127
                                                       20,582  + Southern Union Company                                     421,931
                                                       10,890    Southwest Gas Corporation                                  260,816
                                                       13,224  + Southwestern Energy Company                                555,276
                                                       15,200    WGL Holdings Inc.                                          429,552
                                                                                                                      -------------
                                                                                                                          5,881,474
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Pipelines - 0.0%                         5,631  + TransMontaigne Inc.                                         32,772
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                        64,800  + Aquila, Inc.                                               202,176
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 0.8%                    3,700  + Airgate PCS, Inc.                                           72,520
                                                       18,700  + Alamosa Holdings, Inc.                                     142,868
                                                          400  + Alaska Communications Systems Holdings, Inc.                 2,240
                                                        5,200  + Arch Wireless, Inc.                                        149,396
                                                        8,721  + Boston Communications Group, Inc.                           76,483
                                                        5,755    CT Communications, Inc.                                     79,361
                                                        1,626  + Centennial Communications Corp.                              9,561
                                                       77,300  + Cincinnati Bell Inc.                                       269,777
                                                        8,233  + Commonwealth Telephone Enterprises, Inc.                   358,547
                                                        4,300    D&E Communications, Inc.                                    49,450
                                                       30,700  + Dobson Communications Corporation (Class A)                 40,831
                                                       15,039  + General Communication, Inc. (Class A)                      136,103
                                                        4,492    Golden Telecom, Inc.                                       128,157
                                                          900  + ITC^DeltaCom, Inc.                                           3,969
                                                        5,700  + Intrado Inc.                                                57,627
                                                        1,500  + Metrocall Holdings Inc.                                     95,610
                                                        4,421    North Pittsburgh Systems, Inc.                              91,559
                                                       17,500  + PTEK Holdings, Inc.                                        149,975
                                                       14,389  + Price Communications Corporation                           219,432
                                                       26,300  + Primus Telecommunications Group, Incorporated               38,661
                                                        1,300    Shenandoah Telecommunications Company                       33,293
                                                        4,600    SureWest Communications                                    131,882
                                                       12,133  + TALK America Holdings, Inc.                                 63,456
                                                       17,500  + Time Warner Telecom, Inc. (Class A)                         84,000
                                                        8,200  + Triton PCS Holdings, Inc. (Class A)                         20,992
                                                       27,300  + UbiquiTel Inc.                                             109,200
                                                                                                                      -------------
                                                                                                                          2,614,950

                                                   Master Small Cap Index Series

Industry*                                         Shares Held    Common Stock                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                 4,985    American States Water Company                        $     124,127
                                                        5,296    California Water Service Group                             155,544
                                                        2,589    Connecticut Water Service, Inc.                             68,453
                                                        3,282    Middlesex Water Company                                     58,813
                                                        1,974    SJW Corp.                                                   65,181
                                                        8,126    Southwest Water Company                                     99,544
                                                                                                                      -------------
                                                                                                                            571,662
-----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.0%                  5,450  + Central European Distribution Corporation(a)               121,753
-----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.2%                                      7,100  + Brightpoint, Inc.                                          122,120
                                                        3,200  + LKQ Corporation                                             58,464
                                                       11,269  + United Stationers, Inc.                                    489,075
                                                                                                                      -------------
                                                                                                                            669,659
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Common Stock - (Cost - $298,377,590) - 99.2%     337,189,162
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Face Amount    Fixed Income Securities
-----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.0%                               $    13,000    Brookfield Homes Corporation                                13,390
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Fixed Income Securities -
                                                                 (Cost - $13,000) - 0.0%                                     13,390
-----------------------------------------------------------------------------------------------------------------------------------
                                          Beneficial Interest    Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                  $ 3,451,219    Merrill Lynch Liquidity Series, LLC Cash Sweep
                                                                 Series I (b)                                             3,451,219
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 Total Short-Term Securities
                                                                 (Cost - $3,451,219) - 1.0%                               3,451,219
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $301,841,809**) - 100.2%                                                                      340,653,771

Liabilities in Excess of Other Assets - (0.2%)                                                                             (821,041)
                                                                                                                      -------------
Net Assets - 100.0%                                                                                                   $ 339,832,730
                                                                                                                      =============

Schedule of Investments as of September 30, 2004 (concluded)

                                                   Master Small Cap Index Series

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes were as follows:

      Aggregate cost                                              $ 305,046,061
                                                                  =============
      Gross unrealized appreciation                               $  67,901,159
      Gross unrealized depreciation                                 (32,293,449)
                                                                  -------------
      Net unrealized appreciation                                 $  35,607,710
                                                                  =============

+     Non-income producing security.
(a)   Security, or a portion on security, is on loan.
(b) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
      Affiliate                     Net Activity                Interest Income
      --------------------------------------------------------------------------
      Merrill Lynch
      Liquidity Series,
      LLC Cash Sweep
      Series I                      $(36,740,310)                  $154,722
      --------------------------------------------------------------------------

      Financial futures contracts purchased as of September 30, 2004 were as follows:

      ----------------------------------------------------------------------------------------------------
      Number of Contracts          Issue          Expiration Date    Face Value    Unrealized Appreciation
      ----------------------------------------------------------------------------------------------------
               14            Russell 2000 Index    December 2004     $3,943,168           $74,832
      ----------------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn,
    President
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ----------------------------------
    Terry K. Glenn
    President
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 19, 2004


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch SmallCap Index Fund of Merrill Lynch Index Funds, Inc. and Master SmallCap Index Series of Quantitative Master Series Trust

Date: November 19, 2004